UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE, NEW YORK, NY			10036
(Address of principal executive offices)			(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE, NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	10/31/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

INVESTMENT MANAGEMENT

Morgan Stanley Series Funds

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Annual Report

October 31, 2009

2009 Annual Report

October 31, 2009

Table of Contents

Shareholders’ Letter	1
Performance Summary	2
Expense Examples	3
Investment Advisory Agreement Approval	5
Investment Overviews & Portfolios of Investments:
Money Market Portfolio	7
Prime Portfolio	11
Government Portfolio	17
Government Securities Portfolio	21
Treasury Portfolio	23
Treasury Securities Portfolio	26
Tax-Exempt Portfolio	28
Statements of Assets and Liabilities	38
Statements of Operations	42
Statements of Changes in Net Assets	44
Financial Highlights	52
Notes to Financial Statements	67
Report of Independent Registered
Public Accounting Firm	72
Federal Income Tax Information	73
U.S. Privacy Policy	74
Trustee and Officer Information	77

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call toll free 1-(888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

2009 Annual Report

October 31, 2009

Shareholders’ Letter

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (“MSILF”) Annual Report for the year ended October 31, 2009. MSILF currently offers seven portfolios (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF’s portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Randy Takian

President and Principal Executive Officer

November 2009

2009 Annual Report

October 31, 2009 (unaudited)

Performance Summary

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of October 31, 2009, were as follows:

	Subsidized Yields
	Institutional Class		Service Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.21%	0.21%	0.15%	0.15%	0.11%	0.11%	0.06%	0.06%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Prime	0.16%	0.16%	0.11%	0.11%	0.06%	0.06%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Government	0.07%	0.07%	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Government Securities	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Tax-Exempt	0.13%	0.13%	0.09%	0.09%	0.03%	0.03%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

	Non-Subsidized Yields
	Institutional Class		Service Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.21%	0.21%	0.16%	0.16%	0.11%	0.11%	0.06%	0.06%	–0.04%	–0.04%	–0.29%	–0.29%	–0.09%	–0.09%
Prime	0.16%	0.16%	0.11%	0.11%	0.06%	0.06%	0.01%	0.01%	–0.09%	–0.09%	–0.34%	–0.34%	–0.14%	–0.14%
Government	0.05%	0.05%	0.00%	0.00%	–0.05%	–0.05%	–0.10%	–0.10%	–0.20%	–0.20%	–0.45%	–0.45%	–0.25%	–0.25%
Government Securities	–0.12%	–0.12%	–0.17%	–0.17%	–0.22%	–0.22%	–0.27%	–0.27%	–0.37%	–0.36%	–0.62%	–0.61%	–0.42%	–0.41%
Treasury	–0.04%	–0.04%	–0.09%	–0.09%	–0.14%	–0.14%	–0.19%	–0.19%	–0.29%	–0.29%	–0.54%	–0.54%	–0.34%	–0.34%
Treasury Securities	–1.97%	–1.95%	–2.02%	–2.00%	–2.07%	–2.05%	–2.12%	–2.09%	–2.22%	–2.19%	–2.47%	–2.44%	–2.27%	–2.24%
Tax-Exempt	0.02%	0.02%	–0.03%	–0.03%	–0.08%	–0.08%	–0.13%	–0.13%	–0.23%	–0.23%	–0.48%	–0.48%	–0.28%	–0.28%

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment returns will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios (the “Portfolios”) are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF’s prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2009 Annual Report

October 31, 2009 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, shareholder administration plan fees (in the case of the Service, Investor and Administrative Classes), service and shareholder administration plan fees (in the case of the Advisory Class); distribution and shareholder service plan fees (in the case of the Participant and Cash Management Classes) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2009 Annual Report

October 31, 2009 (unaudited)

Expense Examples (cont’d)

				Actual		Net
		Actual Ending		Expenses		Expense
	Beginning	Account	Hypothetical	Paid	Hypothetical	Ratio
	Account	Value	Ending Account	During	Expenses Paid	During
Portfolio	Value 5/1/09	10/31/09	Value	Period*	During Period*	Period**
Money Market Institutional Class	$1,000.00	$1,001.10	$1,024.15	$1.06	$1.07	0.21%
Money Market Service Class	1,000.00	1,000.90	1,024.05	1.16	1.17	0.23
Money Market Investor Class	1,000.00	1,000.60	1,023.64	1.56	1.58	0.31
Money Market Administrative Class	1,000.00	1,000.40	1,023.39	1.82	1.84	0.36
Money Market Advisory Class	1,000.00	1,000.10	1,023.04	2.17	2.19	0.43
Money Market Participant Class	1,000.00	1,000.10	1,023.14	2.07	2.09	0.41
Money Market Cash Management Class	1,000.00	1,000.10	1,023.04	2.17	2.19	0.43
Prime Institutional Class	1,000.00	1,001.00	1,024.20	1.01	1.02	0.20
Prime Service Class	1,000.00	1,000.70	1,023.95	1.26	1.28	0.25
Prime Investor Class	1,000.00	1,000.40	1,023.69	1.51	1.53	0.30
Prime Administrative Class	1,000.00	1,000.20	1,023.49	1.71	1.73	0.34
Prime Advisory Class	1,000.00	1,000.10	1,023.24	1.97	1.99	0.39
Prime Participant Class	1,000.00	1,000.10	1,023.24	1.97	1.99	0.39
Prime Cash Management Class	1,000.00	1,000.10	1,023.24	1.97	1.99	0.39
Government Institutional Class	1,000.00	1,000.70	1,024.20	1.01	1.02	0.20
Government Service Class	1,000.00	1,000.40	1,024.00	1.21	1.22	0.24
Government Investor Class	1,000.00	1,000.20	1,023.79	1.41	1.43	0.28
Government Administrative Class	1,000.00	1,000.10	1,023.64	1.56	1.58	0.31
Government Advisory Class	1,000.00	1,000.10	1,023.39	1.81	1.84	0.36
Government Participant Class	1,000.00	1,000.10	1,023.59	1.61	1.63	0.32
Government Cash Management Class	1,000.00	1,000.10	1,023.49	1.71	1.73	0.34
Government Securities Institutional Class	1,000.00	1,000.40	1,024.25	0.96	0.97	0.19
Government Securities Service Class	1,000.00	1,000.20	1,024.05	1.16	1.17	0.23
Government Securities Investor Class	1,000.00	1,000.10	1,023.95	1.26	1.28	0.25
Government Securities Administrative Class	1,000.00	1,000.10	1,023.89	1.31	1.33	0.26
Government Securities Advisory Class	1,000.00	1,000.10	1,023.89	1.31	1.33	0.26
Government Securities Participant Class	1,000.00	1,000.10	1,023.89	1.31	1.33	0.26
Government Securities Cash Management Class	1,000.00	1,000.10	1,023.84	1.36	1.38	0.27
Treasury Institutional Class	1,000.00	1,000.20	1,024.10	1.11	1.12	0.22
Treasury Service Class	1,000.00	1,000.10	1,023.95	1.26	1.28	0.25
Treasury Investor Class	1,000.00	1,000.10	1,023.95	1.26	1.28	0.25
Treasury Administrative Class	1,000.00	1,000.10	1,023.89	1.31	1.33	0.26
Treasury Advisory Class	1,000.00	1,000.10	1,023.89	1.31	1.33	0.26
Treasury Participant Class	1,000.00	1,000.05	1,023.95	1.26	1.28	0.25
Treasury Cash Management Class	1,000.00	1,000.10	1,023.95	1.26	1.28	0.25
Treasury Securities Institutional Class	1,000.00	1,000.20	1,024.45	0.76	0.77	0.15
Treasury Securities Service Class	1,000.00	1,000.10	1,024.40	0.81	0.82	0.16
Treasury Securities Investor Class	1,000.00	1,000.10	1,024.35	0.86	0.87	0.17
Treasury Securities Administrative Class	1,000.00	1,000.10	1,024.35	0.86	0.87	0.17
Treasury Securities Advisory Class	1,000.00	1,000.10	1,024.35	0.86	0.87	0.17
Treasury Securities Participant Class	1,000.00	1,000.10	1,024.35	0.86	0.87	0.17
Treasury Securities Cash Management Class	1,000.00	1,000.10	1,024.35	0.86	0.87	0.17
Tax-Exempt Institutional Class	1,000.00	1,000.90	1,024.20	1.01	1.02	0.20
Tax-Exempt Service Class	1,000.00	1,000.60	1,024.00	1.21	1.22	0.24
Tax-Exempt Investor Class	1,000.00	1,000.40	1,023.69	1.51	1.53	0.30
Tax-Exempt Administrative Class	1,000.00	1,000.20	1,023.54	1.66	1.68	0.33
Tax-Exempt Advisory Class	1,000.00	1,000.10	1,023.44	1.76	1.79	0.35
Tax-Exempt Participant Class	1,000.00	1,000.10	1,023.39	1.81	1.84	0.36
Tax-Exempt Cash Management Class	1,000.00	1,000.10	1,023.39	1.81	1.84	0.36

*       Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the most recent one-half year period).

**Annualized

2009 Annual Report

October 31, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Trustees reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the investment advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Trustees also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Trustees also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Trustees by Lipper, Inc. (“Lipper”).

The Trustees reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolios. The Trustees determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Trustees concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Trustees reviewed the performance, fees and expenses of the Portfolios compared to their peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Trustees discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolios. When considering a fund’s performance, the Trustees and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance as of December 31, 2008, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Trustees and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Trustees noted that the performance of the Money Market, Prime and Tax-Exempt Portfolios were better than the peer group averages for the one- and three-year periods and the period since February 2004, the inception of each Portfolio. The Trustees also noted that the performance of the Government and Treasury Portfolios were better than the peer group averages for the one- and three-year periods and the period since August 2004, the inception of each Portfolio.

With respect to the Government Securities Portfolio, the Trustees noted that as of March 19, 2009 the Portfolio had been operational for just one year, and that management had prepared data showing that the performance for the one-year period ended March 31, 2009 was below the peer group average.

With respect to the Treasury Securities Portfolio, the Trustees noted management had prepared data from the Portfolio’s inception (October 7, 2008)through May 31, 2009. The Trustees noted that the Portfolio’s performance was better than the peer group average for the three-month period, slightly below the peer group average for the six-month period and equal to the peer group average for the year-to-date periods ended May 31, 2009.

Performance Conclusions

With respect to the Money Market, Prime, Government, Treasury, Treasury Securities and Tax-Exempt Portfolios, after discussion, the Trustees concluded that performance was competitive with the peer group averages.

With respect to the Government Securities Portfolio, after discussion, the Trustees concluded that performance was acceptable.

Fees and Expenses

The Trustees discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for the Portfolios relative to comparable funds advised by the Adviser and compared to their peers as determined by Lipper. In addition to the management fee, the Trustees also reviewed the Portfolios’ total expense ratios.

2009 Annual Report

October 31, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

The Trustees noted that the management fees and total expense ratios for all of the Portfolios were lower than the peer group averages. After discussion, the Trustees concluded that the management fees and total expense ratios were competitive with the peer group averages.

Economies of Scale

The Trustees considered the size and growth prospects of the Portfolios and how that relates to the Portfolios’ total expense ratios and particularly the Portfolios’ management fee rates (which, for all the Portfolios do not include breakpoints). In conjunction with its review of the Adviser’s profitability, the Trustees discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolios and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Trustees have determined that its review of the actual and potential economies of scale of each Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Trustees considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolios and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Trustees have determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Trustees considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Trustees reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Trustees have determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Trustees considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Trustees also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios’ operations and the Trustees’ confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Trustees concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Other Factors and Current Trends

The Trustees considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Trustees concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Trustees did not give particular weight to any single factor referenced above. The Trustees considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

2009 Annual Report

October 31, 2009 (unaudited)

Investment Overview

Money Market Portfolio

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Performance

For the fiscal year ended October 31, 2009, the Portfolio’s Institutional Share Class had a total return of 0.53%. For the seven-day period ended October 31, 2009, the Portfolio’s Institutional Share Class provided an annualized current yield of 0.21%, while its 30-day moving average annualized yield was 0.20%. Yield quotation more closely reflects the current earnings of the Portfolio than the total return.

Factors Affecting Performance

•                  After deteriorating considerably in the last months of 2008, the financial markets began to recover in early 2009 as the various programs enacted by the government to restore stability to the markets and the economy appeared to be taking hold. Although unemployment was still rising, other economic indicators were improving, indicating that perhaps the contraction in economic growth was slowing. At the same time, credit conditions became more favorable, thanks in part to the Federal Reserve’s zero interest-rate policy and other initiatives to enhance liquidity.

•                  The market rally gained momentum and continued through the end of the reporting period as investors were encouraged by improving news on the corporate and economic fronts. Near the end of the period, the initial estimate of gross domestic product (GDP) for the third quarter of 2009 was 3.5%, the first quarterly expansion in more than a year.

•                  The credit bellwether 3-month London Interbank Offer Rate (LIBOR) began to decline in late 2008, and continued to fall throughout 2009. As of the end of October 2009, the rate stood at 0.28%, approximately 2.75% lower than one year earlier. The LIBOR/OIS spread (the differential between 3-month LIBOR and the overnight indexed swap rate), which had widened to 364 basis points in October 2008, declined to 13 basis points by the end of October 2009. The decline in LIBOR levels and the LIBOR/OIS spread is indicative of improved financing conditions as the various government-sponsored programs globally have reinvigorated financing activities thus far this year.

•                  Although usage of the government-sponsored liquidity programs materially declined as the financial markets moved closer to normalcy, the Federal Board of Governors approved the extension of and modifications to a number of these programs until February 1, 2010 in an effort to continue to promote financial stability and support the flow of credit to households and businesses.

Management Strategies

•                  As of October 31, 2009, the Portfolio had net assets of approximately $4.6 billion, and a weighted average maturity of 41 days.

•                  During the reporting period, we continued to place a strong emphasis on purchasing high quality corporate, financial, and banking obligations. We focused on maintaining high levels of liquidity and a short weighted average maturity in an effort to guard against the uncertainty caused by volatility in the financial markets. Our strategy in managing the Portfolio remained consistent with our long-term focus on capital preservation and very high liquidity and as in the past, we adhered to a conservative approach. We continue to review all eligible securities on our purchase list to ensure that they continue to meet our high standards of minimal credit risk.

Portfolio Composition

Percentage of
Classification	Total Investments
Commercial Paper	35.8%
Repurchase Agreements	26.3
Floating Rate Notes	15.1
Certificates of Deposit	12.4
Time Deposits	10.4
Total Investments	100.0%

2009 Annual Report

October 31, 2009

Portfolio of Investments

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (12.4%)
International Banks (12.4%)
Banco Bilbao Vizcaya Argentaria,
0.30%, 12/29/09	$100,000	$100,001
0.36%, 3/29/10	105,000	105,002
Bank of Montreal,
0.25%, 11/16/09	165,000	165,000
Barclays Bank plc,
0.75%, 2/11/10	205,000	205,000
Total Certificates of Deposit (Cost $575,003)		575,003

Commercial Paper (35.8%) (e)
Asset Backed — Consumer Credit (2.2%)
Old Line Funding LLC,
0.15%, 11/2/09 (a)	41,001	41,001
Thunder Bay Funding LLC,
0.14%, 11/6/09	62,049	62,047
		103,048
Asset Backed — Consumer Loans (0.8%)
Amsterdam Funding Corp.,
0.11%, 11/2/09	38,000	38,000

Asset Backed — Corporate (1.6%)
Kitty Hawk Funding Corp.,
0.15%, 11/2/09 (a)	75,000	75,000

International Banks (31.2%)
Bank of Nova Scotia,
0.34%, 2/26/10	100,000	99,891
Calyon North America, Inc.,
0.33%, 11/5/09	190,000	189,993
Lloyds TSB Bank,
0.54%, 4/22/10	25,000	24,936
0.55%, 4/15/10	164,000	163,587
National Australia Funding Delaware, Inc.,
0.29%, 1/15/10	75,000	74,955
NRW.Bank,
0.45%, 11/13/09	185,000	184,972
RBS Holdings USA, Inc.,
0.11%, 11/2/09	30,000	30,000
0.15%, 11/3/09 (a)	35,000	34,999
0.55%, 11/20/09 (a)	24,300	24,293
Societe Generale N.A., Inc.,
0.16%, 11/5/09	55,000	54,999
Svenska Handelsbanken AB,
0.26%, 11/30/09	182,000	181,962
UBS Finance Delaware LLC,
0.37%, 11/24/09	200,000	199,953
Westpac Banking Corp.,
0.33%, 3/8/10 (a)	175,000	175,000
		1,439,540
Total Commercial Paper (Cost $1,655,588)		1,655,588

Floating Rate Notes (15.1%)
International Banks (5.2%)
Rabobank Nederland NV,
0.33%, 6/4/10	150,000	150,000
Societe Generale N.A., Inc.,
0.37%, 11/5/09	91,000	91,000
		241,000
U.S. Agency Securities (9.9%)
Federal Home Loan Bank,
0.25%, 11/18/10	20,000	19,993
0.26%, 11/19/10	200,000	199,955
0.27%, 11/8/10	235,000	234,897
		454,845
Total Floating Rate Notes (Cost $695,845)		695,845

Time Deposits (10.4%)
International Banks (10.4%)
DNB Bank,
0.11%, 11/2/09	200,000	200,000
Nordea Bank,
0.11%, 11/2/09	200,000	200,000
Societe Generale N.A., Inc.,
0.13%, 11/2/09	80,000	80,000
Total Time Deposits (Cost $480,000)		480,000

Repurchase Agreements (26.3%)
Bank of America Securities LLC, 0.29%, dated 10/30/09, due 11/2/09, repurchase price $140,003; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Ahold Finance USA LLC, 6.88%, due 5/1/29; Alcoa, Inc., 5.95%, due 2/1/37, valued at $147,000.	140,000	140,000
Barclays Capital, Inc., 0.52%, dated 10/30/09, due 11/2/09, repurchase price $25,001; fully collateralized by common stocks and a corporate bond at the date of this Portfolio of Investments as follows: Abraxis Bioscience, Inc.; Activision Blizzard Inc.; Amgen, Inc., 0.13%, due 2/1/11; Tyco International Ltd., valued at $27,031.	25,000	25,000
BNP Paribas Securities Corp., 0.27%, dated 10/30/09, due 11/2/09, repurchase price $80,002; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: New Cingular Wireless Services, Inc., 8.75%, due 3/1/31; Telecom Italia Capital S.A., 4.00%, due 1/15/10; Time Warner Cable, Inc., 8.25%, due 4/1/19, valued at $84,000.	80,000	80,000
BNP Paribas Securities Corp., 0.42%, dated 10/30/09, due 11/2/09, repurchase price $20,001; fully collateralized by a corporate bond at the date of this Portfolio of Investments as follows: Qwest Corp., 8.88%, due 3/15/12, valued at $21,001.	20,000	20,000

8	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont’d)

Deutsche Bank Securities, Inc., 0.52%, dated 10/30/09, due 11/2/09, repurchase price $70,003; fully collateralized by common stocks, preferred stocks and corporate bonds at the date of this Portfolio of Investments as follows: Accenture plc; Apogent Technologies, Inc., Zero Coupon, due 12/15/33; Comcast Corp.; ConocoPhillips; Cooper Industries plc; Covanta Holding Corp.; CSG Systems International, Inc.; DISH Network Corp.; Fisher Scientific International, Inc., 2.50%, due 10/1/23; Foster Wheeler AG; Host Hotels & Resorts LP, 3.25%, due 4/15/24; Liberty Media Corp - Interactive; Magellan Health Services, Inc.; McDermott International, Inc; Merck & Co., Inc., 6.00%, due 8/13/10; MicroStrategy, Inc.; National Retail Properties, Inc., 3.95%, due 9/15/26; Perot Systems Corp.; Schering-Plough Corp.; Simon Property Group, Inc., 6.00%; Transocean Ltd.; Tyco International Ltd.; Varian, Inc.; Wal-Mart Stores, Inc., valued at $75,946.

	$70,000	$70,000
Goldman Sachs & Co., 0.08%, dated 10/30/09, due 11/2/09, repurchase price $251,252; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages, 2.39% to 6.35%, due 9/1/27 to 11/1/39, valued at $258,788.	251,250	251,250

RBC Capital Market Corp., 0.09%, dated 10/30/09, due 11/2/09, repurchase price $250,002; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 5.17%, due 4/1/38; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 5.50% to 6.00%, due 12/1/34 to 7/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages, 3.83% to 5.42%, due 6/1/36 to 7/1/38; Federal National Mortgage Association, Fixed Rate Mortgage, 5.00%, due 12/1/24 to 9/1/39; Government National Mortgage Association, Fixed Rate Mortgages, 4.00% to 4.50%, due 9/15/24 to 4/15/39, valued at $257,500.

	250,000	250,000
RBC Capital Market Corp., 0.27%, dated 10/30/09, due 11/2/09, repurchase price $30,001; fully collateralized by a commercial paper at the date of this Portfolio of Investments as follows: Yorktown Capital Corp., due 12/21/09, valued at $31,500.	30,000	30,000
RBC Capital Market Corp., 0.29%, dated 10/30/09, due 11/2/09, repurchase price $85,002; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: AT&T, Inc., 6.55%, due 2/15/39; Barrick Australian Finance Pty Ltd., 4.95%, due 1/15/20; First Energy Solutions Corp., 6.05%, due 8/15/21; HSBC Holdings plc, 6.50%, due 9/15/37; Newmount Mining Corp., 6.25%, due 10/1/39; Nexen, Inc., 7.50%, due 7/30/39, valued at $89,250.	85,000	85,000
RBS Securities, Inc., 0.08%, dated 10/30/09, due 11/2/09, repurchase price $250,002; fully collateralized by a U.S. agency security and a U.S. treasury security at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Discount Notes, Zero Coupon, due 11/6/09; U.S. Treasury Notes, 2.38%, due 8/31/14, valued at $255,002.	250,000	250,000

RBS Securities, Inc., 0.32%, dated 10/30/09, due 11/2/09, repurchase price $15,001; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Bacardi Ltd., 8.20%, due 4/1/19; ConAgra Foods, Inc., 7.00%, due 4/15/19; Continental Airlines, Inc., 6.90%, due 1/2/18; Historic TW, Inc., 6.88%, due 6/15/18; International Lease Finance Corp., 5.88% to 6.63%, due 5/1/13 to 11/15/13; Kraft Foods, Inc., 6.88%, due 2/1/38; Mack-Cali Realty Corp., 7.75%, due 8/15/19; Scotland International Finance No. 2 BV, 4.25%, due 5/23/13; Time Warner Cos., Inc., 7.25%, due 10/15/17, valued at $15,751.

	15,000	15,000
Total Repurchase Agreements (Cost $1,216,250)		1,216,250
Total Investments (100.0%) (Cost $4,622,686)		4,622,686
Liabilities in Excess of Other Assets (0.0%)		(293)
Net Assets (100%)		$4,622,393

(a) 144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e) The rates shown are the effective yields at the date of purchase.

The accompanying notes are an integral part of the financial statements.	9

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Money Market Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit
International Banks	$—	$575,003	$—	$575,003
Commercial Paper
Asset Backed — Consumer Credit	—	103,048	—	103,048
Asset Backed — Consumer Loans	—	38,000	—	38,000
Asset Backed — Corporate	—	75,000	—	75,000
International Banks	—	1,439,540	—	1,439,540
Total Commercial Paper	—	1,655,588	—	1,655,588
Floating Rate Notes
International Banks	—	241,000	—	241,000
U.S. Agency Securities	—	454,845	—	454,845
Total Floating Rate Notes	—	695,845	—	695,845
Time Deposits
International Banks	—	480,000	—	480,000
Repurchase Agreements	—	1,216,250	—	1,216,250
Total Assets	—	4,622,686	—	4,622,686
Total	$—	$4,622,686	$—	$4,622,686

10	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009 (unaudited)

Investment Overview

Prime Portfolio

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Performance

For the fiscal year ended October 31, 2009, the Portfolio’s Institutional Share Class had a total return of 0.45%. For the seven-day period ended October 31, 2009, the Portfolio’s Institutional Share Class provided an annualized current yield of 0.16%, while its 30-day moving average annualized yield was 0.15%. Yield quotation more closely reflects the current earnings of the Portfolio than the total return.

Factors Affecting Performance

•                  After deteriorating considerably in the last months of 2008, the financial markets began to recover in early 2009 as the various programs enacted by the government to restore stability to the markets and the economy appeared to be taking hold. Although unemployment was still rising, other economic indicators were improving, indicating that perhaps the contraction in economic growth was slowing. At the same time, credit conditions became more favorable, thanks in part to the Federal Reserve’s zero interest-rate policy and other initiatives to enhance liquidity.

•                  The market rally gained momentum and continued through the end of the reporting period as investors were encouraged by improving news on the corporate and economic fronts. Near the end of the period, the initial estimate of gross domestic product (GDP) for the third quarter of 2009 was 3.5%, the first quarterly expansion in more than a year.

•                  The credit bellwether 3-month London Interbank Offer Rate (LIBOR) began to decline in late 2008, and continued to fall throughout 2009. As of the end of October 2009, the rate stood at 0.28%, approximately 2.75% lower than one year earlier. The LIBOR/OIS spread (the differential between 3- month LIBOR and the overnight indexed swap rate), which had widened to 364 basis points in October 2008, declined to 13 basis points by the end of October 2009. The decline in LIBOR levels and the LIBOR/OIS spread is indicative of improved financing conditions as the various government-sponsored programs globally have reinvigorated financing activities thus far this year.

•                  Although usage of the government-sponsored liquidity programs materially declined as the financial markets moved closer to normalcy, the Federal Board of Governors approved the extension of and modifications to a number of these programs until February 1, 2010 in an effort to continue to promote financial stability and support the flow of credit to households and businesses.

Management Strategies

•                  As of October 31, 2009, the Portfolio had net assets of approximately $12.2 billion and a weighted average maturity of 37 days.

•                  During the reporting period, we continued to place a strong emphasis on purchasing high quality corporate, financial, and banking obligations. We focused on maintaining high levels of liquidity and a short weighted average maturity in an effort to guard against the uncertainty caused by volatility in the financial markets. Our strategy in managing the Portfolio remained consistent with our long-term focus on capital preservation and very high liquidity and as in the past, we adhered to a conservative approach. We continue to review all eligible securities on our purchase list to ensure that they continue to meet our high standards of minimal credit risk.

2009 Annual Report

October 31, 2009 (unaudited)

Investment Overview (cont’d)

Prime Portfolio

Portfolio Composition

Percentage of
Classification	Total Investments
Commercial Paper	41.1%
Repurchase Agreements	36.6
Certificates of Deposit	11.7
Floating Rate Notes	9.0
Time Deposits	1.6
Total Investments	100.0%

2009 Annual Report

October 31, 2009

Portfolio of Investments

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (11.7%)
International Banks (11.7%)
Banco Bilbao Vizcaya Argentaria S.A.,
0.30%, 12/29/09	$250,000	$250,002
0.36%, 3/29/10	220,000	220,005
Bank of Montreal,
0.25%, 11/16/09	450,000	450,000
Barclays Bank plc,
0.75%, 2/11/10	505,000	505,000
Total Certificates of Deposit (Cost $1,425,007)		1,425,007

Commercial Paper (41.1%) (e)
Asset Backed — Consumer Credit (1.5%)
Old Line Funding LLC,
0.15%, 11/2/09 (a)	50,089	50,088
Thunder Bay Funding LLC,
0.15%, 11/2/09 - 11/5/09 (a)	130,031	130,030
		180,118
Asset Backed — Consumer Diversified (0.8%)
Park Avenue Receivables Corp.,
0.11%, 11/2/09	97,734	97,734
Asset Backed — Consumer Loans (0.8%)
Amsterdam Funding Corp.,
0.11%, 11/2/09	100,000	100,000
Asset Backed — Corporate (1.0%)
Kitty Hawk Funding Corp.,
0.15%, 11/2/09 (a)	125,000	124,999
International Banks (37.0%)
Bank of Nova Scotia,
0.34%, 2/26/10	200,000	199,782
Calyon North America, Inc.,
0.33%, 11/5/09	570,000	569,979
Lloyds TSB Bank plc,
0.54%, 4/22/10	75,000	74,808
0.55%, 4/15/10	429,030	427,949
National Australia Funding,
0.29%, 1/15/10	125,000	124,925
NRW.Bank,
0.30%, 1/13/10	425,000	424,741
0.45%, 11/13/09	47,000	46,993
RBS Holdings USA, Inc.,
0.11%, 11/2/09	70,000	70,000
0.15%, 11/3/09 (a)	65,000	65,000
0.40%, 12/3/09 (a)	13,000	12,995
0.55%, 11/20/09 - 11/24/09 (a)	375,000	374,879
Societe Generale N.A., Inc.,
0.16%, 11/5/09	475,000	474,992
0.17%, 11/2/09	125,000	124,999
Svenska Handelsbanken AB,
0.26%, 11/30/09	500,000	499,895
UBS Finance, Inc.,
0.37%, 11/24/09	500,000	499,882
Westpac Banking Corp.,
0.29%, 4/15/10 (a)	500,000	500,000
		4,491,819
Total Commercial Paper (Cost $4,994,670)		4,994,670

Floating Rate Notes (9.0%)
U. S. Agency Securities (9.0%)
Federal Home Loan Bank,
0.25%, 11/18/10	20,000	19,993
0.26%, 11/12/10 - 11/19/10	790,000	789,752
0.27%, 11/8/10	285,000	284,876
Total Floating Rate Notes (Cost $1,094,621)		1,094,621

Time Deposits (1.6%)
Banking (1.6%)
Bank of America Corp.,
0.08%, 11/2/09	100,000	100,000
JPMorgan Chase & Co.,
0.10%, 11/2/09	100,000	100,000
Total Time Deposits (Cost $200,000)		200,000

Repurchase Agreements (36.6%)

Bank of America Securities LLC, 0.29%, dated 10/30/09, due 11/2/09, repurchase price $360,009; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Alcoa, Inc., 5.38% to 5.95%, due 1/15/13 to 2/1/37; Arizona Public Service Co., 5.80%, due 6/30/14; Bunge Ltd. Finance Corp., 5.10%, due 7/15/15; Embarq Corp., 7.08%, due 6/1/16; Home Depot, Inc., 5.40%, due 3/1/16; International Lease Finance Corp., 0.62% to 5.75%, due 6/15/11 to 6/1/14; Marsh & McLennan Cos., Inc., 5.38%, due 7/15/14; Ryder System, Inc., 5.85%, due 3/1/14; Vale Inco Ltd., 5.70%, due 10/15/15; Viacom, Inc., 6.25%, due 4/30/16; XL Capital Finance Europe plc, 6.50%, due 1/15/12; Xstrata Canada Corp., 6.00%, due 10/15/15, valued at $378,000.

	360,000	360,000
Barclays Capital, Inc., 0.07%, dated 10/30/09, due 11/2/09, repurchase price $337,002; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 5.00% to 5.50%, due 1/1/38 to 6/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages, 4.67% to 6.02%, due 9/1/36 to 4/1/38; Federal National Mortgage Association, Fixed Rate Mortgages, 5.00% to 7.00%, due 8/1/24 to 2/1/38, valued at $347,110.	337,000	337,000

The accompanying notes are an integral part of the financial statements.	13

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

Barclays Capital, Inc., 0.52%, dated 10/30/09, due 11/2/09, repurchase price $75,003; fully collateralized by common stocks and corporate bonds at the date of this Portfolio of Investments as follows: ACE Ltd.; Amgen, Inc., 0.13%, due 2/1/11; Apogent Technologies, Inc., Zero Coupon, due 12/15/33; Best Buy Co., Inc, 2.25%, due 1/15/22; Carnival Corp., 2.00%, due 4/15/21; Chesapeake Energy Corp., 2.25% to 2.75%, due 11/15/35 to 12/15/38; CMS Energy Corp., 2.88%, due 12/1/24; CSX Corp., Zero Coupon, due 10/30/21; Danaher Corp., Zero Coupon, due 1/22/21; Health Care REIT, Inc., 4.75%, due 7/15/27; International Game Technology, 2.60%, due 12/15/36; Jefferies Group, Inc. 3.88%, due 11/1/29; JPMorgan Chase & Co.; L-3 Communications Holdings, Inc., 3.00%, due 8/1/35; Liberty Media LLC, 3.50% to 4.00%, due 11/15/29 to 1/15/31; Medtronic, Inc., 1.63%, due 4/15/13; NASDAQ OMX Group, Inc. (The), 2.50%, due 8/15/13; Omnicom Group, Inc., Zero Coupon, due 7/1/38; Qualcomm, Inc.; Schlumberger Ltd., 2.13%, due 6/1/23; State Street Corp.; Teva Pharmaceutical Finance Co., BV, 1.75%, due 2/1/26; Teva Pharmaceutical Finance LLC, 0.25%, due 2/1/26; United States Steel Corp., 4.00%, due 5/15/14; U.S. Bancorp, Zero Coupon, 12/11/35 to 9/20/36; Wal-Mart Stores, Inc.; Warner Chilcott plc; Wyndham Worldwide Corp., 3.50%, due 5/1/12; XTO Energy, Inc., valued at $82,962.

	$75,000	$75,000
BNP Paribas Securities Corp., 0.08%, dated 10/30/09, due 11/2/09, repurchase price $700,005; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage, 6.00%, due 8/1/38; Federal National Mortgage Association, Fixed Rate Mortgages, 4.50% to 5.00%, due 2/1/38 to 8/1/39, valued at $721,000.	700,000	700,000
BNP Paribas Securities Corp., 0.27%, dated 10/30/09, due 11/2/09, repurchase price $195,004; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Altria Group, Inc., 9.70%, due 11/10/18; Comcast Cable Communications LLC, 6.75%, due 1/30/11; HJ Heinz Finance Co., 6.63%, due 7/15/11; Kraft Foods, Inc., 5.63%, due 11/1/11; Petroleos Mexicanos, 8.00%, due 5/3/19; Sara Lee Corp., 6.25%, due 9/15/11; Telecom Italia Capital S.A., 4.00%, due 1/15/10; United Mexican States, 6.05%, due 1/11/40, valued at $204,750.	195,000	195,000
BNP Paribas Securities Corp., 0.42%, dated 10/30/09, due 11/2/09, repurchase price $55,002; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: General Electric Capital Corp., 6.15%, due 8/7/37; Qwest Corp., 8.88%, due 3/15/12; Toll Brothers Finance Corp., 8.91%, due 10/15/17, valued at $57,750.	55,000	55,000
Credit Suisse Securities USA LLC, 0.08%, dated 10/30/09, due 11/2/09, repurchase price $110,001; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 3.53% to 5.93%, due 2/1/34 to 4/1/38, valued at $113,301.	110,000	110,000
Deutsche Bank Securities, Inc., 0.08%, dated 10/30/09, due 11/2/09, repurchase price $585,004; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage, 5.00%, due 9/1/38; Federal National Mortgage Association, Fixed Rate Mortgage, 7.00%, due 3/1/37, valued at $602,550.	585,000	585,000

Deutsche Bank Securities, Inc., 0.52%, dated 10/30/09, due 11/2/09, repurchase price $180,008; fully collateralized by common stocks and corporate bonds at the date of this Portfolio of Investments as follows: American Tower Corp., 5.00%, due 2/15/10; Amgen, Inc., 0.13% to 0.38%, due 2/1/11 to 2/1/13; Apogent Technologies, Inc., Zero Coupon, due 12/15/33; BRE Properties, Inc., 4.13%, due 8/15/26; Bristol-Myers Squibb Co., Zero Coupon, due 9/15/23; Carnival Corp., 2.00%, 4/15/21; Chesapeake Energy Corp., 2.25% to 2.50%, due 5/15/37 to 12/15/38; CMS Energy Corp., 2.88%, due 12/1/24; ConocoPhillips; Fisher Scientific International, Inc., 2.50%, due 10/1/23; Health Care REIT, Inc., 4.75%, due 12/1/26; Hospitality Properties Trust, 3.80%, due 3/15/27; Host Hotels & Resorts LP, 3.25%, due 4/15/24; Liberty Media LLC, 3.50%, due 1/15/31; Medtronic, Inc., 1.50% to 1.63%, due 4/15/11 to 4/15/13; Merck & Co., Inc., 6.00%, due 8/13/10; National Retail Properties, Inc., 5.13%, due 6/15/28; Perot Systems Corp.; Reckson Operating Partnership LP, 4.00%, due 6/15/25; Roper Industries, Inc., Zero Coupon, due 1/15/34; Schering-Plough Corp.; Schlumberger Ltd., 2.13%, due 6/1/23; Stewart Enterprises, Inc., 3.38%, due 7/15/16; Teva Pharmaceuticals Finance LLC, 0.25%, due 2/1/26; Ventas, Inc., 3.88%, due 11/15/11; Vornado Realty Trust, 3.63%, due 11/15/26, valued at $200,793.

	180,000	180,000

14	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
Goldman Sachs & Co., 0.08%, dated 10/30/09, due 11/2/09, repurchase price $263,022; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages, 3.08% to 6.08%, due 11/1/33 to 11/1/39, valued at $270,911.	$263,020	$263,020
RBC Capital Markets Corp., 0.27%, dated 10/30/09, due 11/2/09, repurchase price $70,002; fully collateralized by commercial paper at the date of this Portfolio of Investments as follows: Old Line Funding LLC, Zero Coupon, due 2/12/10, valued at $73,500.	70,000	70,000

RBC Capital Markets Corp., 0.29%, dated 10/30/09, due 11/2/09, repurchase price $215,005; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Abbott Laboratories, 6.00%, due 4/1/39; Anandarko Petroleum Corp., 7.95%, due 6/15/39; Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 1/15/20; AT&T, Inc., 4.95% to 5.10%, due 1/15/13 to 9/15/14; Bank of America Corp., 5.65%, due 5/1/18; Barrick Gold Corp., 6.95%, due 4/1/19; Bear Stearns Cos., LLC (The), 0.55%, due 5/18/10; BlackRock, Inc., 6.25%, due 9/15/17; British Telecommunications plc, 9.63%, due 12/15/30; Canadian Natural Resources Ltd., 6.50%, due 2/15/37; Canadian Pacific Railway Co., 6.25%, due 10/15/11; Cenovus Energy, Inc., 6.75%, due 11/15/39; Citigroup, Inc., 0.42% to 8.13%, due 3/16/12 to 7/15/39; Dow Chemical Co. (The), 4.85%, due 8/15/12; Florida Power & Light Co., 5.95%, due 2/1/38; General Electric Capital Corp., 0.43%, due 6/20/14; Goldman Sachs Group, Inc. (The), 5.00%, due 10/1/14; JPMorgan Chase & Co., 6.30%, due 4/23/19; Kinder Morgan Energy Partners LP, 6.50%, due 2/1/37; Mellon Funding Corp., 5.00%, due 12/1/14; Morgan Stanley, 0.53%, due 1/9/12; Newmont Mining Corp., 5.13%, due 10/1/19; Nexen, Inc., due 6.40%, due 5/15/37; Oracle Corp., 5.00%, due 7/8/19; Province of Ontario, Canada, 4.10% to 4.95%, due 6/16/14 to 11/28/16; Province of Quebec, Canada, 4.63% to 5.00%, due 3/1/16 to 5/14/18; Rowan Cos., Inc., 7.88%, due 8/1/19; Schering- Plough Corp., 6.75%, due 12/1/33; Suncor Energy, Inc., 6.85%, due 6/1/39; Talisman Energy, Inc., 6.25%, due 2/1/38; Telecom Italia Capital S.A., 7.18%, due 6/18/19; Telefonica Emisiones SAU, 5.88%, due 7/15/19; Time Warner Cable, Inc., 6.75%, due 6/15/39; TransCanada Pipelines Ltd., 7.13%, due 1/15/19; Union Pacific Corp., 7.88%, due 1/15/19; U.S. Bank N.A., 4.95%, due 10/30/14; Verizon Communications, Inc., 5.85%, due 9/15/35; Wachovia Corp., 0.35%, due 7/26/10; Wells Fargo & Co., 0.38%, due 1/12/11, valued at $225,750.

	215,000	215,000
RBS Securities, Inc., 0.01%, dated 10/30/09, due 11/2/09, repurchase price $100,001; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.38%, due 8/31/14, valued at $102,004.	100,000	100,000
Societe Generale N.A., Inc., 0.08%, dated 10/30/09, due 11/2/09, repurchase price $1,200,008; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.50% to 6.00%, due 1/1/15 to 1/1/39; Federal National Mortgage Association, Adjustable Rate Mortgages, 4.35% to 5.90%, due 4/1/35 to 8/1/36; Federal National Mortgage Association, Fixed Rate Mortgages, 4.50% to 7.00%, due 11/1/23 to 11/1/48, valued at $1,236,000.	1,200,000	1,200,000
Total Repurchase Agreements (Cost $4,445,020)		4,445,020
Total Investments (100.0%) (Cost $12,159,318)		12,159,318
Liabilities in Excess of Other Assets (0.0%)		(869)
Net Assets (100%)		$12,158,449

(a)                                  144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)                                  The rates shown are the effective yields at the date of purchase.

The accompanying notes are an integral part of the financial statements.	15

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Prime Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

	Level 1	Level 2 Other significant	Level 3 Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Certificates of Deposit
International Banks	$—	$1,425,007	$—	$1,425,007
Commercial Paper
Asset Backed — Consumer Credit	—	180,118	—	180,118
Asset Backed — Consumer Diversified	—	97,734	—	97,734
Asset Backed — Consumer Loans	—	100,000	—	100,000
Asset Backed — Corporate	—	124,999	—	124,999
International Banks	—	4,491,819	—	4,491,819
Total Commercial Paper	—	4,994,670	—	4,994,670
Floating Rate Notes
U.S. Agency Securities	—	1,094,621	—	1,094,621
Time Deposits
Banking	—	200,000	—	200,000
Repurchase Agreements	—	4,445,020	—	4,445,020
Total Assets	—	12,159,318	—	12,159,318
Total	$—	$12,159,318	$—	$12,159,318

16	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009 (unaudited)

Investment Overview

Government Portfolio

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Performance

For the fiscal year ended October 31, 2009, the Portfolio’s Institutional Share Class had a total return of 0.31%. For the seven-day period ended October 31, 2009, the Portfolio’s Institutional Share Class provided an annualized current yield of 0.07%, while its 30-day moving average annualized yield was 0.08%. Yield quotation more closely reflects the current earnings of the Portfolio than the total return.

Factors Affecting Performance

•                  After deteriorating considerably in the last months of 2008, the financial markets began to recover in early 2009 as the various programs enacted by the government to restore stability to the markets and the economy appeared to be taking hold. Although unemployment was still rising, other economic indicators were improving, indicating that perhaps the contraction in economic growth was slowing. At the same time, credit conditions became more favorable, thanks in part to the Federal Reserve’s zero interest-rate policy and other initiatives to enhance liquidity.

•                  The market rally gained momentum and continued through the end of the reporting period as investors were encouraged by improving news on the corporate and economic fronts. Near the end of the period, the initial estimate of gross domestic product (GDP) for the third quarter of 2009 was 3.5%, the first quarterly expansion in more than a year.

•                  The credit bellwether 3-month London Interbank Offer Rate (LIBOR) began to decline in late 2008, and continued to fall throughout 2009. As of the end of October 2009, the rate stood at 0.28%, approximately 2.75% lower than one year earlier. The LIBOR/OIS spread (the differential between 3-month LIBOR and the overnight indexed swap rate), which had widened to 364 basis points in October 2008, declined to 13 basis points by the end of October 2009. The decline in LIBOR levels and the LIBOR/OIS spread is indicative of improved financing conditions as the various government-sponsored programs globally have reinvigorated financing activities thus far this year.

•                  Although usage of the government-sponsored liquidity programs materially declined as the financial markets moved closer to normalcy, the Federal Board of Governors approved the extension of and modifications to a number of these programs until February 1, 2010 in an effort to continue to promote financial stability and support the flow of credit to households and businesses.

Management Strategies

•                  As of October 31, 2009, the Portfolio had net assets of approximately $8.9 billion and a weighted average maturity of 45 days.

•                  During the reporting period, we managed the Portfolio in a conservative manner, maintaining a high level of liquidity. We kept the Portfolio’s weighted average maturity relatively shorter than that of our large peers in an effort to guard against the uncertainty caused by volatility in financial markets. We invested cash in overnight maturities, mainly in repurchase agreements collateralized by U.S. government agencies, and in short-term U.S. agency debt, progressively extending out the yield curve as market conditions improved. The Portfolio’s yields reflect the extremely low interest rate environment ushered in by the Federal Reserve and the high demand for short-term investments by the marketplace.

Portfolio Composition

Percentage of
Classification	Total Investments
U.S. Agency Securities	52.1%
Repurchase Agreements	43.1
Other*	4.8
Total Investments	100.0%

* Investment types representing less than 5% of total investments.

2009 Annual Report

October 31, 2009

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (52.0%)
Federal Farm Credit Bank,
0.13%, 6/25/10 (b)	$50,000	$49,993
0.14%, 3/29/10 (b)	13,500	13,499
0.32%, 12/15/09 - 12/28/09 (b)	250,000	249,966
0.34%, 3/3/10 (b)	10,000	9,994
0.35%, 3/4/10 (b)	50,000	49,998
0.48%, 3/5/10 (b)	34,000	33,998
Federal Home Loan Bank,
0.14%, 12/8/09 (b)	40,000	39,998
0.15%, 12/18/09 (d)	60,000	59,989
0.16%, 12/23/09 - 12/28/09 (b)	510,000	509,981
0.18%, 12/1/09 (d)	80,000	79,988
0.19%, 12/28/09 (d)	75,000	74,978
0.20%, 11/4/09 - 11/12/09	115,000	114,996
0.22%, 2/19/10 (d)	78,000	77,948
0.24%, 1/12/10 (b)	25,000	25,000
0.25%, 2/12/10 (d)	29,333	29,312
0.25%, 11/18/10 (b)	292,000	291,898
0.26%, 2/24/10 - 2/26/10 (d)	270,000	269,774
0.26%, 11/12/10 - 11/19/10 (b)	635,000	634,785
0.31%, 1/6/10 - 2/22/10 (d)	214,350	214,311
0.32%, 1/20/10	90,000	89,996
0.40%, 2/19/10 (b)	167,000	166,987
0.49%, 2/1/10 (d)	15,000	14,981
0.55%, 7/20/10	50,000	50,000
0.65%, 6/10/10	40,000	40,000
0.70%, 12/7/09 - 12/11/09 (d)	190,000	189,855
0.73%, 12/8/09 (d)	80,000	79,940
0.80%, 4/30/10	45,000	45,042
2.75%, 3/12/10	170,000	171,593
3.50%, 1/6/10	50,000	50,289
3.88%, 1/15/10	92,000	92,674
4.25%, 11/20/09	115,000	115,235
5.00%, 12/11/09 - 3/12/10	115,000	116,661
6.50%, 11/13/09	11,000	11,021
Federal Home Loan Mortgage Corp.,
0.18%, 3/22/10 (d)	9,719	9,712
0.21%, 11/17/09 (d)	12,000	11,999
0.32%, 1/19/10 (d)	50,000	49,965
2.88%, 12/2/09	80,000	80,126
3.13%, 2/12/10	25,000	25,202
4.88%, 2/9/10	39,200	39,668
Federal National Mortgage Association,
0.25%, 12/28/09 (d)	100,000	99,960
0.46%, 6/1/10 (d)	123,000	122,667
1.00%, 12/7/09 (d)	100,000	99,900
4.63%, 12/15/09	37,761	37,954
Total U.S. Agency Securities (Cost $4,641,833)		4,641,833

U.S. Treasury Securities (4.8%)
U.S. Treasury Bills,
0.19%, 4/1/10 (c)	65,000	64,949
0.25%, 2/25/10 (c)	40,000	39,968
0.29%, 12/17/09 (c)	25,000	24,991
0.32%, 8/26/10 (c)	100,000	99,741
0.40%, 7/15/10 (c)	60,500	60,330
U.S. Treasury Note,
1.75%, 3/31/10	140,000	140,854
Total U.S. Treasury Securities (Cost $430,833)		430,833

Repurchase Agreements (43.1%)
Bank of America Securities LLC, 0.06%, dated 10/30/09, due 11/2/09, repurchase price $60,000; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgages, 3.88% to 5.38%, due 6/14/13 to 9/30/22; Federal Home Loan Bank, Discount Notes, Zero Coupon, due 12/15/09; Federal National Mortgage Association Interest Strip, Zero Coupon, due 11/15/17, valued at $61,200.	60,000	60,000
Barclays Capital, Inc., 0.07%, dated 10/30/09, due 11/2/09, repurchase price $320,002; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.50% to 5.50%, due 12/1/20 to 5/1/38; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 5.94%, due 10/1/36; Federal National Mortgage Association, Fixed Rate Mortgages, 5.00% to 7.00%, due 7/1/37 to 8/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages, 4.77% to 6.24%, due 6/1/36 to 2/1/48, valued at $329,600.	320,000	320,000
BNP Paribas Securities Corp., 0.08%, dated 10/30/09, due 11/2/09, repurchase price $200,001; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 3.35% to 5.86%, due 5/1/35 to 4/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages, 2.72% to 6.40%, due 9/1/29 to 8/1/45, valued at $206,000.	200,000	200,000
Credit Suisse Securities USA LLC, 0.11%, dated 10/27/09, due 11/25/09, repurchase price $200,018; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 3.05% to 6.17%, due 5/1/33 to 10/1/38, valued at $206,002.	200,000	200,000

18	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont’d)
Credit Suisse Securities USA LLC, 0.11%, dated 10/28/09, due 11/27/09, repurchase price $100,009; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.74% to 5.79%, due 2/1/31 to 11/1/37, valued at $103,001.	$100,000	$100,000
Credit Suisse Securities USA LLC, 0.12%, dated 10/8/09, due 11/6/09, repurchase price $100,010; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 3.95% to 5.79%, due 10/1/37 to 10/1/39, valued at $103,001.	100,000	100,000
Credit Suisse Securities USA LLC, 0.12%, dated 10/13/09, due 11/13/09, repurchase price $150,016; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.75% to 6.17%, due 10/1/16 to 5/1/38, valued at $154,501.	150,000	150,000
Credit Suisse Securities USA LLC, 0.12%, dated 10/20/09, due 11/19/09, repurchase price $125,013; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 4.57% to 5.96%, due 12/1/34 to 5/1/38, valued at $128,752.	125,000	125,000
Deutsche Bank Securities, Inc., 0.08%, dated 10/30/09, due 11/2/09, repurchase price $200,001; fully collateralized by a U.S. agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage, 5.00%, due 9/1/38, valued at $206,000.	200,000	200,000
Goldman Sachs & Co., 0.06%, dated 10/30/09, due 11/2/09, repurchase price $75,000; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond Coupon STRIPS, Zero Coupon, due 11/15/09 to 8/15/39; U.S. Treasury Bond Principal STRIPS, Zero Coupon, 11/15/15 to 8/15/39; U.S. Treasury Note Coupon STRIPS, Zero Coupon, due 11/15/09 to 8/15/16, valued at $76,500.	75,000	75,000
Goldman Sachs & Co., 0.08%, dated 10/30/09, due 11/2/09, repurchase price $296,968; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages, 2.45% to 6.53%, due 6/1/35 to 11/1/38, valued at $305,875.	296,966	296,966
HSBC Securities Corp., 0.07%, dated 10/30/09, due 11/2/09, repurchase price $220,001; fully collateralized by U.S. agency securities and a U.S. treasury security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages, 3.50% to 8.50%, due 8/1/10 to 10/1/49; U.S. Treasury Bill, 0.05%, due 12/31/09, valued at $226,580.	220,000	220,000
RBC Capital Markets Corp., 0.07%, dated 10/30/09, due 11/2/09, repurchase price $250,001; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Adjustable Rate Mortgage, 0.09%, due 11/3/10; Federal Home Loan Bank, Fixed Rate Mortgages, 1.05%, due 7/29/11, valued at $255,000.	250,000	250,000
RBC Capital Markets Corp., 0.08%, dated 10/30/09, due 11/2/09, repurchase price $75,001; fully collateralized by a U.S. agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage, 5.50%, due 9/1/36, valued at $77,250.	75,000	75,000
RBS Securities, Inc., 0.08%, dated 10/30/09, due 11/2/09, repurchase price $200,001; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.38%, due 8/31/14, valued at $204,002.	200,000	200,000
RBS Securities, Inc., 0.08%, dated 10/30/09, due 11/2/09, repurchase price $1,000,007; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 0.75%, due 1/18/11, Federal Home Loan Bank, Discount Notes, Zero Coupon, due 11/6/09 to 1/29/10; Federal National Mortgage Association, Fixed Rate Mortgage, 2.38%, due 5/20/10, valued at $1,020,002.	1,000,000	1,000,000
Societe Generale N.A., Inc., 0.07%, dated 10/30/09, due 11/2/09, repurchase price $75,000; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 0.31%, due 8/26/10; U.S. Treasury Bonds, 4.50% to 7.50%, due 11/15/24 to 2/15/36; U.S. Treasury Note, 3.63%, due 8/15/19, valued at $76,644.	75,000	75,000

The accompanying notes are an integral part of the financial statements.	19

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont’d)
Societe Generale N.A., Inc., 0.08%, dated 10/30/09, due 11/2/09, repurchase price $200,001; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage, 5.00%, due 5/1/21; Federal National Mortgage Association, Fixed Rate Mortgages, 4.50% to 6.00%, due 1/1/33 to 11/1/37, Federal National Mortgage Association, Adjustable Rate Mortgage, 2.85%, due 8/1/34, valued at $206,000.	$200,000	$200,000
Total Repurchase Agreements (Cost $3,846,966)		3,846,966
Total Investments (99.9%) (Cost $8,919,632)		8,919,632
Other Assets in Excess of Liabilities (0.1%)		7,854
Net Assets (100%)		$8,927,486

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2009.

(c)                                  Rates shown are the yield to maturity at October 31, 2009.

(d)                                 Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
Investment Type	Level 1 Quoted prices (000)	Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$4,641,833	$—	$4,641,833
U.S. Treasury Securities	—	430,833	—	430,833
Repurchase Agreements	—	3,846,966	—	3,846,966
Total Assets	—	8,919,632	—	8,919,632
Total	$—	$8,919,632	$—	$8,919,632

20	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009 (unaudited)

Investment Overview

Government Securities Portfolio

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. No individual security will have a remaining maturity in excess of 397 days.

Performance

For the fiscal year ended October 31, 2009, the Portfolio’s Institutional Share Class had a total return of 0.13%. For the seven-day period ended October 31, 2009, the Portfolio’s Institutional Share Class provided an annualized current yield of 0.02%, while its 30-day moving average annualized yield was 0.02%. Yield quotation more closely reflects the current earnings of the Portfolio than the total return.

Factors Affecting Performance

•      After deteriorating considerably in the last months of 2008, the financial markets began to recover in early 2009 as the various programs enacted by the government to restore stability to the markets and the economy appeared to be taking hold. Although unemployment was still rising, other economic indicators were improving, indicating that perhaps the contraction in economic growth was slowing. At the same time, credit conditions became more favorable, thanks in part to the Federal Reserve’s zero interest-rate policy and other initiatives to enhance liquidity.

•      The market rally gained momentum and continued through the end of the reporting period as investors were encouraged by improving news on the corporate and economic fronts. Near the end of the period, the initial estimate of gross domestic product (GDP) for the third quarter of 2009 was 3.5%, the first quarterly expansion in more than a year.

•      The credit bellwether 3-month London Interbank Offer Rate (LIBOR) began to decline in late 2008, and continued to fall throughout 2009. As of the end of October 2009, the rate stood at 0.28%, approximately 2.75% lower than one year earlier. The LIBOR/OIS spread (the differential between 3-month LIBOR and the overnight indexed swap rate), which had widened to 364 basis points in October 2008, declined to 13 basis points by the end of October 2009. The decline in LIBOR levels and the LIBOR/OIS spread is indicative of improved financing conditions as the various government-sponsored programs globally have reinvigorated financing activities thus far this year.

•      Although usage of the government-sponsored liquidity programs materially declined as the financial markets moved closer to normalcy, the Federal Board of Governors approved the extension of and modifications to a number of these programs until February 1, 2010 in an effort to continue to promote financial stability and support the flow of credit to households and businesses.

Management Strategies

•      As of October 31, 2009, the Portfolio had net assets of $668.2 million, and a weighted average maturity of 33 days.

•      During the reporting period, we managed the Portfolio in a conservative manner, maintaining a high level of liquidity. We kept the Portfolio’s weighted average maturity relatively shorter than that of our large peers in an effort to guard against the uncertainty caused by volatility in financial markets. We invested cash in overnight maturities, mainly in agency discount notes, and as market conditions improved, gradually extended out the yield curve, investing in short-maturity agency and Treasury obligations. The Portfolio’s yields reflect the extremely low interest rate environment ushered in by the Federal Reserve and the high demand for short-term investments by the marketplace.

Portfolio Composition

Percentage of
Classification	Total Investments
U.S. Agency Securities	95.7%
U.S. Treasury Securities	4.3
Total Investments	100.0%

2009 Annual Report

October 31, 2009

Portfolio of Investments

Government Securities Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Agency Securities (95.6%)
Federal Farm Credit Bank,
0.14%, 3/29/10 (b)	$1,500	$1,500
0.32%, 12/21/09 (b)	3,000	2,998
0.34%, 2/12/10 (b)	750	750
0.48%, 3/5/10 (b)	1,000	1,000
0.90%, 12/16/09	12,000	12,003
6.20%, 11/30/09	1,000	1,005
Federal Home Loan Bank,
0.02%, 11/2/09 (d)	189,811	189,811
0.06%, 11/17/09 (d)	6,700	6,700
0.08%, 11/16/09 - 12/18/09 (d)	20,300	20,299
0.11%, 11/4/09 - 12/29/09 (d)	61,040	61,038
0.13%, 11/12/09 (d)	60,913	60,911
0.14%, 12/11/09 (d)	10,000	9,998
0.15%, 11/27/09 (d)	15,500	15,498
0.19%, 11/6/09 (d)	30,750	30,749
0.20%, 1/11/10 (d)	6,280	6,278
0.21%, 12/23/09 (d)	2,000	1,999
0.22%, 12/1/09 (d)	6,900	6,899
0.23%, 1/6/10 (d)	1,000	1,000
0.24%, 1/12/10 (b)	7,000	7,000
0.25%, 2/12/10 (d)	5,000	4,996
0.25%, 11/18/10 (b)	20,000	19,993
0.26%, 11/25/09 - 2/24/10 (d)	11,503	11,496
0.26%, 11/12/10 - 11/19/10 (b)	35,000	34,989
0.30%, 11/18/09 (d)	4,000	3,999
0.31%, 1/22/10	10,000	10,000
0.35%, 3/2/10 (b)	5,000	5,000
0.36%, 1/21/10 (d)	2,000	1,998
0.40%, 2/19/10 (b)	6,000	6,000
0.44%, 12/8/09 (d)	20,000	19,991
0.52%, 6/1/10	6,500	6,499
0.55%, 7/20/10	5,000	4,999
0.65%, 6/10/10	3,000	3,000
0.70%, 12/7/09 (d)	10,000	9,993
1.03%, 2/18/10	3,500	3,505
2.75%, 3/12/10	5,000	5,047
3.75%, 1/8/10	1,000	1,007
3.88%, 1/15/10	10,000	10,073
4.00%, 11/13/09	2,000	2,002
4.25%, 11/13/09 - 11/20/09	11,500	11,522
5.00%, 12/11/09 - 3/12/10	24,620	24,871
Total U.S. Agency Securities (Cost $638,416)		638,416
U.S. Treasury Securities (4.3%)
U.S. Treasury Bills,
0.25%, 2/25/10 (c)	5,000	4,996
0.26%, 4/1/10 (c)	13,000	12,986
0.32%, 8/26/10 (c)	8,000	7,979
0.40%, 7/15/10 (c)	3,000	2,992
Total U.S. Treasury Securities (Cost $28,953)		28,953
Total Investments (99.9%) (Cost $667,369)		667,369
Other Assets in Excess of Liabilities (0.1%)		845
Net Assets (100%)		$668,214

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2009.
(c)	Rates shown are the yield to maturity at October 31, 2009.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Agency Securities	$—	$638,416	$—	$638,416
U.S. Treasury Securities	—	28,953	—	28,953
Total Assets	—	667,369	—	667,369
Total	$—	$667,369	$—	$667,369

22	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009 (unaudited)

Investment Overview

Treasury Portfolio

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Performance

For the fiscal year ended October 31, 2009, the Portfolio’s Institutional Share Class had a total return of 0.08%. For the seven-day period ended October 31, 2009, the Portfolio’s Institutional Share Class provided an annualized current yield of 0.01%, while its 30-day moving average annualized yield was 0.02%. Yield quotation more closely reflects the current earnings of the Portfolio than the total return.

Factors Affecting Performance

•      After deteriorating considerably in the last months of 2008, the financial markets began to recover in early 2009 as the various programs enacted by the government to restore stability to the markets and the economy appeared to be taking hold. Although unemployment was still rising, other economic indicators were improving, indicating that perhaps the contraction in economic growth was slowing. At the same time, credit conditions became more favorable, thanks in part to the Federal Reserve’s zero interest-rate policy and other initiatives to enhance liquidity.

•      The market rally gained momentum and continued through the end of the reporting period as investors were encouraged by improving news on the corporate and economic fronts. Near the end of the period, the initial estimate of gross domestic product (GDP) for the third quarter of 2009 was 3.5%, the first quarterly expansion in more than a year.

•      The credit bellwether 3-month London Interbank Offer Rate (LIBOR) began to decline in late 2008, and continued to fall throughout 2009. As of the end of October 2009, the rate stood at 0.28%, approximately 2.75% lower than one year earlier. The LIBOR/OIS spread (the differential between 3-month LIBOR and the overnight indexed swap rate), which had widened to 364 basis points in October 2008, declined to 13 basis points by the end of October 2009. The decline in LIBOR levels and the LIBOR/OIS spread is indicative of improved financing conditions as the various government-sponsored programs globally have reinvigorated financing activities thus far this year.

•      Although usage of the government-sponsored liquidity programs materially declined as the financial markets moved closer to normalcy, the Federal Board of Governors approved the extension of and modifications to a number of these programs until February 1, 2010 in an effort to continue to promote financial stability and support the flow of credit to households and businesses.

Management Strategies

•      As of October 31, 2009, the Portfolio had net assets of approximately $5 billion and a weighted average maturity of 46 days.

•      During the reporting period, we managed the Portfolio in a conservative manner, maintaining a high level of liquidity. We kept the Portfolio’s weighted average maturity relatively shorter than that of our large peers in an effort to guard against the uncertainty caused by volatility in financial markets. We invested cash in overnight maturities, mainly in repurchase agreements collateralized by U.S. Treasury securities, and gradually extended out the yield curve, investing in short U.S. Treasury obligations as market conditions improved. The Portfolio’s yields reflect the extremely low interest rate environment ushered in by the Federal Reserve and the high demand for short-term Treasury bills by the investment community.

Portfolio Composition

Percentage of
Classification	Total Investments
Repurchase Agreements	51.7%
U.S. Treasury Securities	48.3
Total Investments	100.0%

2009 Annual Report

October 31, 2009

Portfolio of Investments

Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (48.3%)
U.S. Treasury Bills,
0.16%, 4/8/10 - 4/15/10 (c)	$249,250	$249,074
0.17%, 4/22/10 (c)	100,000	99,921
0.18%, 4/29/10 (c)	100,000	99,912
0.22%, 12/31/09 (c)	50,000	49,981
0.23%, 3/11/10 (c)	100,000	99,917
0.24%, 11/12/09 (c)	106,000	105,992
0.25%, 2/25/10 - 4/1/10 (c)	360,000	359,636
0.26%, 11/19/09 - 2/18/10 (c)	366,250	366,144
0.27%, 1/14/10 - 2/11/10 (c)	100,000	99,934
0.29%, 12/3/09 - 12/17/09 (c)	363,020	362,896
0.31%, 11/27/09 - 12/10/09 (c)	171,000	170,953
0.40%, 7/15/10 (c)	25,000	24,930
0.53%, 5/6/10 (c)	75,000	74,798
U.S. Treasury Notes,
1.75%, 3/31/10	110,000	110,706
3.50%, 12/15/09	100,000	100,399
4.63%, 11/15/09	59,000	59,100
Total U.S. Treasury Securities (Cost $2,434,293)		2,434,293

Repurchase Agreements (51.7%)
Bank of America Securities LLC, 0.06%, dated 10/30/09, due 11/2/09, repurchase price $54,181; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.00%, due 11/15/12, valued at $55,265.	54,181	54,181
Barclays Capital, Inc., 0.07%, dated 10/30/09, due 11/2/09, repurchase price $390,002; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 0.88% to 3.13%, due 1/31/11 to 9/30/13 valued at $397,800.	390,000	390,000
BNP Paribas Securities Corp., 0.07%, dated 10/30/09, due 11/2/09, repurchase price $300,002; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bills, 0.01% to 0.15%, due 11/12/09 to 4/8/10; U.S. Treasury Bonds 4.75% to 6.50%, due 11/15/26 to 2/15/37; U.S. Treasury Notes, 1.38% to 3.88%, due 2/15/12 to 8/31/16, valued at $306,000.	300,000	300,000
Credit Suisse Securities USA LLC, 0.06%, dated 10/30/09, due 11/2/09, repurchase price $143,001; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 0.88% to 2.38%, due 8/31/10 to 12/31/10, valued at $145,861.	143,000	143,000
Credit Suisse Securities USA LLC, 0.07%, dated 10/30/09, due 11/6/09, repurchase price $75,002; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 0.17%, due 4/22/10, valued at $76,500.	75,000	75,000
Credit Suisse Securities USA LLC, 0.08%, dated 10/30/09, due 11/2/09, repurchase price $100,002; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 0.04%, due 12/24/09, valued at $102,004.	100,000	100,000
Credit Suisse Securities USA LLC, 0.10%, dated 10/30/09, due 11/13/09, repurchase price $150,013; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 0.88% to 2.88%, due 6/30/10 to 12/31/10, valued at $153,003.	150,000	150,000
Credit Suisse Securities USA LLC, 0.10%, dated 10/30/09, due 11/18/09, repurchase price $125,010; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bills, 0.06% to 1.50%, due 1/28/10 to 7/15/10, valued at $127,502.	125,000	125,000
Credit Suisse Securities USA LLC, 0.10%, dated 10/30/09, due 11/19/09, repurchase price $50,004; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 0.04%, due 1/14/10, valued at $51,001.	50,000	50,000
Deutsche Bank Securities, Inc., 0.06%, dated 10/30/09, due 11/2/09, repurchase price $45,000; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Inflation Indexed Bond, 4.25%, due 1/15/10; U.S. Treasury Notes, 4.50% to 5.13%, due 5/15/16 to 5/15/17, valued at $45,900.	45,000	45,000
RBS Securities, Inc., 0.07%, dated 10/30/09, due 11/2/09, repurchase price $100,001; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 7.63%, due 2/15/25; U.S. Treasury Note, 3.13%, due 4/30/13, valued at $102,003.	100,000	100,000

24	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
RBS Securities, Inc., 0.07%, dated 10/30/09, due 11/2/09, repurchase price $900,005; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 6.25%, due 8/15/23; U.S. Treasury Notes, 2.00% to 6.50%, due 2/15/10 to 5/15/19, valued at $918,002.	$900,000	$900,000
Societe Generale N. A., Inc., 0.07%, dated 10/30/09, due 11/2/09, repurchase price $175,001; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Coupon STRIPS, Zero Coupon, due 2/15/13 to 11/15/35; U.S. Treasury Principal STRIPS, due 8/15/15 to 8/15/39, valued at $180,972.	175,000	175,000
Total Repurchase Agreements (Cost $2,607,181)		2,607,181
Total Investments (100.0%) (Cost $5,041,474)		5,041,474
Other Assets in Excess of Liabilities (0.0%)		2,054
Net Assets (100%)		$5,043,528

(c)	Rates shown are the yield to maturity at October 31, 2009.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Treasury Securities	$—	$2,434,293	$—	$2,434,293
Repurchase Agreements	—	2,607,181	—	2,607,181
Total Assets	—	5,041,474	—	5,041,474
Total	$—	$5,041,474	$—	$5,041,474

The accompanying notes are an integral part of the financial statements.	25

2009 Annual Report

October 31, 2009 (unaudited)

Investment Overview

Treasury Securities Portfolio

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Performance

For the fiscal year ended October 31, 2009, the Portfolio’s Institutional Share Class had a total return of 0.04%. For the seven-day period ended October 31, 2009, the Portfolio’s Institutional Share Class provided an annualized current yield of 0.01%, while its 30-day moving average annualized yield was 0.01%. Yield quotation more closely reflects the current earnings of the Portfolio than the total return.

Factors Affecting Performance

•                  After deteriorating considerably in the last months of 2008, the financial markets began to recover in early 2009 as the various programs enacted by the government to restore stability to the markets and the economy appeared to be taking hold. Although unemployment was still rising, other economic indicators were improving, indicating that perhaps the contraction in economic growth was slowing. At the same time, credit conditions became more favorable, thanks in part to the Federal Reserve’s zero interest-rate policy and other initiatives to enhance liquidity.

•                  The market rally gained momentum and continued through the end of the reporting period as investors were encouraged by improving news on the corporate and economic fronts. Near the end of the period, the initial estimate of gross domestic product (GDP) for the third quarter of 2009 was 3.5%, the first quarterly expansion in more than a year.

•                  The credit bellwether 3-month London Interbank Offer Rate (LIBOR) began to decline in late 2008, and continued to fall throughout 2009. As of the end of October 2009, the rate stood at 0.28%, approximately 2.75% lower than one year earlier. The LIBOR/OIS spread (the differential between 3-month LIBOR and the overnight indexed swap rate), which had widened to 364 basis points in October 2008, declined to 13 basis points by the end of October 2009. The decline in LIBOR levels and the LIBOR/OIS spread is indicative of improved financing conditions as the various government-sponsored programs globally have reinvigorated financing activities thus far this year.

•                  Although usage of the government-sponsored liquidity programs materially declined as the financial markets moved closer to normalcy, the Federal Board of Governors approved the extension of and modifications to a number of these programs until February 1, 2010 in an effort to continue to promote financial stability and support the flow of credit to households and businesses.

Management Strategies

•                  As of October 31, 2009, the Portfolio had net assets of $61.8 million, and a weighted average maturity of 27 days.

•                  During the reporting period, we managed the Portfolio in a conservative manner, maintaining a high level of liquidity. We kept the Portfolio’s weighted average maturity relatively shorter than that of our large peers in an effort to guard against the uncertainty caused by volatility in financial markets. We invested cash exclusively in U.S. Treasury securities. The high demand for U.S. Treasury securities, especially in late 2008, placed extreme pressure on Treasury yields. Yields declined to nearly zero on short maturities. Given the market supply constraints, we closed the Portfolio to new purchases.

Portfolio Composition

Percentage of
Classification	Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

2009 Annual Report

October 31, 2009

Portfolio of Investments

Treasury Securities Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (94.2%)
U.S. Treasury Bills,
0.05%, 11/27/09 (c)	$10,165	$10,165
0.07%, 1/28/10 (c)	3,000	2,999
0.08%, 12/17/09 - 1/21/10 (c)	9,000	8,999
0.09%, 11/19/09 - 12/24/09 (c)	16,460	16,459
0.11%, 11/12/09 - 12/31/09 (c)	15,560	15,559
0.13%, 12/10/09 (c)	4,000	3,999
Total U.S. Treasury Securities (Cost $58,180)		58,180
Total Investments (94.2%) (Cost $58,180)		58,180
Other Assets in Excess of Liabilities (5.8%)		3,594
Net Assets (100%)		$61,774

(c)   Rates shown are the yield to maturity at October 31, 2009.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Treasury Securities	$—	$58,180	$—	$58,180
Total Assets	—	58,180	—	58,180
Total	$—	$58,180	$—	$58,180

The accompanying notes are an integral part of the financial statements.	27

2009 Annual Report

October 31, 2009 (unaudited)

Investment Overview

Tax-Exempt Portfolio

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

Performance

For the fiscal year ended October 31, 2009, the Portfolio’s Institutional Share Class had a total return of 0.39%. For the seven-day period ended October 31, 2009, the Portfolio’s Institutional Share Class provided an annualized current yield of 0.13%, while its 30-day moving average annualized yield was 0.14%. Yield quotation more closely reflects the current earnings of the Portfolio than the total return.

Factors Affecting Performance

•                                          Yields for variable rate demand obligations (VRDOs), which represent the majority of short-term tax-exempt instruments, have drifted sharply lower over the past year as a result of extremely light dealer inventories and little new supply.

•                                          The SIFMA Index of weekly variable rate securities dropped 156 basis points over the past year to finish at 0.26% on October 28, 2009, down from 1.82% at the end of October 2008. The Bond Buyer One-Year Note Index fell 145 basis points to 0.55% on October 29, down from 2.00% one year earlier.

•                                          The low yields have caused considerable outflows from tax-exempt money market funds. Year-to-date 2009 outflows were the largest decline over the first nine months of any year since data became available in the late 1980s.

•                                          Light dealer inventories helped the sector perform very well through the summer demand months. Year-to-date, variable rate new issuance is down 74.5% compared to the first nine months of 2008 as a function of the issuers’ preference to move away from variable rate structures. One of the largest contributing factors to this decline in supply continues to be the lack of bank liquidity and letter-of-credit support in the current market, down 90.7% and 72.1%, respectively, to date this year.

•                                          The major sources of state tax revenue— personal income tax, sales tax and corporate income tax—have come in at significantly reduced levels from a year earlier. However, most municipal governments have been able to take the necessary steps toward balancing their budgets, with the State of California the most notable among them. Budget negotiations across the country will likely be difficult, and tough choices need to be made as tax revenues have declined sharply. Nevertheless, budgets will likely be passed and state finances will likely improve as the economy begins to recover.

•                                          While overall supply is expected to rise, issuers are likely to extend short-term debt further out on the yield curve, which will take supply out of the money market space. As issuers take advantage of the Build America Bond program, taxable municipal issuance is expected to increase as a percentage of total issuance.

Management Strategies

•                                          Protecting the safety and liquidity of the Portfolio’s assets remained our first priority. Our emphasis continues to be on managing exposure to institutions under stress. To that end, we have focused on tax-exempt securities, including VRDOs, where our credit and risk teams have confidence in the quality of the issuer, the structure of the program, and the financial strength of the supporting institutions. Our general strategy has been to maintain a relatively shorter average maturity as compared to our peer group, with a focus on variable-rate securities. With absolute rates at historical lows and a flat yield curve, extension trades do not seem prudent to us at this time.

•                                          As of the end of the period, the Portfolio had net assets of approximately $2.4 billion and a weighted average maturity of 25 days. Roughly 83% of the Portfolio was invested in VRDOs, 8% in tax-exempt commercial paper and 9% in fixed-rate municipal notes.

Portfolio Composition

Percentage of
Classification	Total Investments
Weekly Variable Rate Bonds	77.4%
Municipal Bonds & Notes	8.5
Commercial Paper	8.0
Daily Variable Rate Bonds	6.1
Total Investments	100.0%

2009 Annual Report

October 31, 2009

Portfolio of Investments

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (99.0%)
Commercial Paper (7.9%) (e)
Florida Municipal Power Agency,
Series A
0.20%, 11/10/09	$20,000	$20,000
Harris County Cultural Education Facilities Finance Corp., TX, Methodist Hospital System,
Series 2009 C-1,
0.30%, 11/17/09	3,000	3,000
0.40%, 3/12/10	3,000	3,000
0.45%, 11/4/09	3,000	3,000
0.48%, 12/2/09	6,500	6,500
0.55%, 1/28/10 - 2/25/10	11,500	11,500
Illinois Finance Authority, IL, Hospital Sisters Services,
Series 2008-A
0.45%, 11/5/09	14,000	14,000
Jacksonville, FL,
Series A
0.35%, 12/3/09	10,000	10,000
King County, WA, Sewer,
Series A
0.40%, 12/3/09	10,000	10,000
Las Vegas Valley Water District, NV, Water,
Series 2004 B
0.20%, 11/5/09	9,000	9,000
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University,
Series B
0.35%, 11/10/09	15,643	15,643
Massachusetts Health & Educational Facilities Authority, Harvard University,
Series EE
0.35%, 11/30/09	4,392	4,392
New York City Municipal Water Finance Authority, NY,
Series 6
0.30%, 12/9/09	50,000	50,000
New York State, Environmental Quality,
Series 1997 A
0.38%, 11/19/09	8,000	8,000
Regional Transportation District, CO, Sub Lien Sales Tax,
Series 2001-A
0.35%, 11/2/09	9,000	9,000
San Francisco County Transportation Authority, CA, 2004,
Series B,
0.38%, 11/12/09 - 11/19/09	15,750	15,750
		192,785
Daily Variable Rate Bonds (6.0%)
Chicago, IL, Refinancing,
Series 2007 E,
0.18%, 1/1/42	8,000	8,000
Series 2007 F,
0.18%, 1/1/42	13,500	13,500
Chicago, IL, Second Lien Wastewater Transmission,
Sub Series 2008 C-1,
0.20%, 1/1/39	11,515	11,515
Columbia, SC, Waterworks & Sewer System,
Series 2009,
0.14%, 2/1/38	15,900	15,900
Kentucky Public Energy Authority, Inc., Gas Supply,
Series 2006 A,
0.17%, 8/1/16	66,395	66,395
Monroe County Development Authority, GA, Georgia Power Co., Scherer Plant Second,
Series 2009,
0.22%, 10/1/48	9,400	9,400
Ohio Water Development Authority, FirstEnergy Nuclear Generation Corp.,
Series 2006 B,
0.21%, 12/1/33	3,500	3,500
Southeast Alabama Gas District, Supply,
Series 2007 A,
0.20%, 8/1/27	12,500	12,500
University of Michigan Regents, General,
Series 2008 A,
0.18%, 4/1/38	4,900	4,900
		145,610
Municipal Bonds & Notes (8.5%)
Akron, OH,
Series 2009 BANs,
1.38%, 6/24/10	5,315	5,324
Board of Cooperative Educational Services, NY, Suffolk County First Supervisory District,
Series 2009 RANs,
2.00%, 6/25/10	4,000	4,020
Cattaragus-Little Valley Central School District, NY,
Series 2009 B BANs,
2.25%, 7/30/10	4,767	4,798
Downsville Central School District, NY,
Series 2009 BANs,
2.75%, 7/15/10	2,000	2,018
Florence County School District No. 001, SC,
Series 2009 Notes,
2.00%, 5/1/10	3,640	3,664
Forestville Central School District, NY,
Series 2009 BANs,
2.00%, 7/15/10	3,174	3,192
Greater Southern Tier Board of Cooperative Educational Services, NY, Supervisory District,
Series 2009 RANs,
2.00%, 6/30/10	8,000	8,041
Harris County, TX,
Series 2009 TANs,
1.50%, 2/25/10	20,000	20,070
Hartford Central School District, NY,
Series 2009 BANs,
2.50%, 6/18/10	4,000	4,002
Hartford, CT,
Series 2009 GANs,
2.00%, 4/15/10	3,150	3,171
Holland Patent Central School District, NY,
Series 2009 BANs,
2.00%, 6/25/10	3,000	3,002

The accompanying notes are an integral part of the financial statements.	29

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds & Notes (cont’d)
Indiana Bond Bank, Midyear Funding Notes,
Series 2009 A,
2.00%, 1/6/10	$8,000	$8,021
Lansinburgh, NY, Central School District,
Series 2009 BANs,
2.00%, 6/23/10	3,405	3,408
Lewiston-Porter Central School District, NY,
Series 2009 BANs,
2.25%, 7/29/10	3,000	3,020
Lucas County, OH,
Series 2009 BANs,
1.00%, 7/22/10	4,000	4,008
Marion, OH,
Series 2009 B BANs,
1.75%, 10/13/10	4,000	4,019
Merrimack Valley Regional Transit Authority, MA,
Series 2009 RANs,
2.25%, 6/25/10	3,000	3,014
Michigan Municipal Bond Authority, State Aid,
Series 2009 C-3,
2.50%, 8/20/10	4,500	4,559
Mineola Union Free School District, NY,
Series 2009 BANs,
2.25%, 6/28/10	4,000	4,024
Missouri Health & Educational Facilities Authority, School District Advance Funding Independence,
Series 2009 B,
2.00%, 2/1/10	3,000	3,011
Missouri Health & Educational Facilities Authority, School District Advance Funding Liberty 53,
Series 2009 C,
2.00%, 2/1/10	2,000	2,007
North Syracuse Central School District, NY,
Series 2009 BANs,
2.25%, 6/18/10	3,000	3,018
Penn Yan Central School District, NY,
Series 2009 BANs,
2.25%, 6/18/10	10,260	10,320
Phoenix Central School District, NY,
Series 2009 BANs,
2.25%, 7/16/10	3,300	3,319
Pioneer Valley Transit Authority, MA,
Series 2009 RANs,
2.25%, 7/29/10	8,000	8,034
Red Creek Central School District, NY,
Series 2009 A BANs,
2.25%, 7/15/10	2,000	2,011
Schroon Lake Central School District, NY,
Series 2009 BANs,
2.00%, 6/18/10	2,450	2,461
Sodus Central School District, NY,
Series 2009 BANs,
2.00%, 6/25/10	2,000	2,001
South Glens Falls Central School District, NY,
Series 2009 BANs,
2.25%, 6/18/10	2,000	2,010
Syracuse, NY,
Series 2009 A RANs,
2.00%, 6/30/10	3,000	3,016
Texas,
Series 2009 TRANs,
2.50%, 8/31/10	39,600	40,263
Tompkins-Seneca-Tioga Board of Cooperative Educational Services, NY,
Series 2009 RANs,
2.00%, 6/30/10	6,000	6,029
Union Township, OH,
Series 2009 BANs,
1.25%, 9/14/10	5,270	5,295
Wachusett Regional School District, MA,
Series 2009 RANs,
1.50%, 11/1/09	4,100	4,100
Wadsworth City School District, OH,
Series 2009 Notes,
2.25%, 9/22/10	2,500	2,535
Wisconsin Rural Water Construction Loan Program Commission,
Series 2009 BANs,
1.50%, 11/15/10	6,000	6,046
Worcester Regional Transit Authority, MA,
Series 2009 RANs,
2.00%, 6/25/10	4,585	4,599
		205,450
Weekly Variable Rate Bonds (76.6%)
Alaska Housing Finance Corp., Home Mortgage,
Series 2009 A,
0.21%, 12/1/40	3,500	3,500
Series 2009 B,
0.16%, 12/1/40	5,140	5,140
Albuquerque, NM, Albuquerque Academy,
Series 2002,
0.22%, 10/15/16	20,915	20,915
American Public Energy Agency, NE, Gas Supply,
Series 2005 A,
0.19%, 12/1/15	20,000	20,000
Arizona Health Facilities Authority, Banner Health, Series 2008
D ROCs II-R, Series 11687,
0.51%, 7/1/25 (a)	1,600	1,600
Aurora, CO, Children’s Hospital Association (The),
Series 2008 C,
0.16%, 12/1/33	13,775	13,775
Austin Trust, AZ, Arizona Health Facilities Authority Banner Health, Series 2008 A, Custody Receipts,
Series 2008-1097,
0.26%, 1/1/35	3,385	3,385
Austin Trust, NC, Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series 2008 A, Custody Receipts,
Series 2008-1149,
0.26%, 1/15/47	7,748	7,748
Austin Trust, NV, Clark County, Series 2008, Custody Receipts,
Series 2008-1171,
0.26%, 6/1/38	9,770	9,770

30	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Austin Trust, TX, Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series 2007 A, Custody Receipts,
Series 2007-1031,
0.26%, 2/15/36	$3,835	$3,835
Barclays Capital Municipal Trust Receipts, CA, Metropolitan Atlanta Rapid Transit Authority, Series 2007 B Floater-TRs,
Series 23B (FSA),
0.19%, 7/1/34 (a)	3,000	3,000
Barclays Capital Municipal Trust Receipts, IL, Greater Chicago Metropolitan Water Reclamation District, Series 2007 C Floater-TRs,
Series 27B,
0.19%, 12/1/32 (a)	3,550	3,550
Barclays Capital Municipal Trust Receipts, NY, New York City Transitional Finance Authority Future Tax Fiscal 2007, Series B Floater-TRs,
Series 33B,
0.19%, 11/1/30 (a)	8,400	8,400
Barclays Capital Municipal Trust Receipts, WA, King County Limited Tax, Series 2009 Floater-TRs,
Series 2009 1W (AGC),
0.19%, 1/1/39 (a)	1,000	1,000
Barclays Capital Municipal Trust Receipts, WA, King County Sewer, Series 2007 Floater-TRs,
Series 29B (FSA),
0.19%, 1/1/42 (a)	1,150	1,150
Barclays Capital Municipal Trust Receipts, WA, Washington, Series 2010 C Floater-TRs,
Series 2009 32B,
0.19%, 1/1/26 (a)	2,000	2,000
Barclays Capital Municipal Trust Receipts, WI, Wisconsin Health & Educational Facilities Authority Children’s Hospital of Wisconsin, Series 2008 B Floater-TRs,
Series 15W,
0.19%, 8/15/37 (a)	1,250	1,250
BB&T Municipal Trust, FL, Tampa Bay Water, Series 2008 Floater Certificates,
Series 36,
0.21%, 4/1/16	15,705	15,705
Berks County Municipal Authority, PA, Reading Hospital & Medical Center,
Series 2009 A-1,
0.20%, 11/1/44	20,000	20,000
Series 2009 A-5,
0.53%, 5/1/32	6,000	6,000
Bucks County, PA, Industrial Development Authority, PA, Grand View Hospital,
Series 2008 A,
0.20%, 7/1/34	1,900	1,900
Series 2008 B,
0.19%, 7/1/39	2,800	2,800
Bucks County, PA, Industrial Development Authority, PA, Pennswood Village,
Series 2007 A,
0.30%, 10/1/34	6,300	6,300
Cape Girardeau County Industrial Development Authority, MO, St. Francis Medical Center,
Series 2009 B,
0.24%, 6/1/39	1,200	1,200
Central Plains Energy Project, NE, Gas Project No. 2,
Series 2009,
0.22%, 8/1/39	20,000	20,000
Central Utah Water Conservancy District,
Series 2008 B,
0.35%, 4/1/32	24,830	24,830
Chicago Board of Education, IL,
Series 2009 A-1,
0.23%, 3/1/26	5,000	5,000
Cleveland, OH, Water,
Series 2009 R,
0.17%, 1/1/33	16,300	16,300
Colorado Educational & Cultural Facilities Authority, Gaston Christian Schools, Inc.,
Series 2007,
0.22%, 7/1/37	9,895	9,895
Colorado Educational & Cultural Facilities Authority, Valor Christian Schools,
Series 2007,
0.22%, 11/1/38	20,000	20,000
Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society,
Series 2008,
0.23%, 6/1/15	1,900	1,900
Colorado Springs, Co., Colorado College,
Series 2004,
0.18%, 6/1/24	2,500	2,500
Colorado Springs, Co., Utilities System Sub Lien,
Series 2009 C,
0.20%, 11/1/28	4,000	4,000
Columbus, OH, Sewer,
Series 2008 B,
0.20%, 6/1/32	7,430	7,430
Cook County, IL,
Series 2002 B,
0.25%, 11/1/31	61,900	61,900
Dallas Area Rapid Transit, TX, Sales Tax, Series 2008 ROCs II-R,
Series 11541,
0.21%, 6/1/16	3,500	3,500
Delaware Health Facilities Authority, Christiana Care Health Services,
Series 2008 B,
0.19%, 10/1/38	2,350	2,350

The accompanying notes are an integral part of the financial statements.	31

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena,
Series 2000 A,
0.20%, 11/1/30	$7,200	$7,200
Eastern Municipal Water District, CA, Water & Sewer,
Series 2008 A COPs,
0.20%, 7/1/30	21,800	21,800
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation,
Series 1988 A,
0.24%, 10/1/25	6,900	6,900
Series 1998 B,
0.24%, 10/1/25	2,700	2,700
Series 2000,
0.17%, 1/1/30	18,900	18,900
Florida State Board of Education, FL, Capital Outlay, Series 2005 G ROCs II-R,
Series 12017,
0.21%, 1/15/11	7,800	7,800
Franklin County Health & Educational Facilities Board, TN, University of the South,
Series 1998 B,
0.36%, 9/1/18	1,430	1,430
Franklin County, OH, Ohio Health Corp.,
Series 2009 B,
0.21%, 11/15/41	20,000	20,000
Guilford County, NC,
Series 2007 B,
0.25%, 4/1/27	4,000	4,000
Harris County Hospital District, TX, Senior Lien, Series 2007 ROCs II-R,
Series 12075 (BHAC),
0.21%, 8/15/10	21,075	21,075
Harris County Industrial Development Corp., TX, Baytank, Inc.,
Series 1998,
0.30%, 2/1/20	13,600	13,600
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group,
Series 2005 G,
0.22%, 11/15/35	8,000	8,000
Series 2006 B-2,
0.22%, 11/15/30	3,000	3,000
Series 2006 C ROCs II-R,
Series 11564 (BHAC),
0.21%, 11/15/14	1,900	1,900
Houston, TX, Water & Sewer Systems,
Series 2002 A PUTTERS,
Series 2786 (Prerefunded) (FSA),
0.31%, 7/24/10	10,035	10,035
Illinois Development Finance Authority, IL, Museum of Contemporary Art,
Series 1994,
0.30%, 2/1/29	6,725	6,725
Illinois Development Finance Authority, Young Men’s Christian Association of Metropolitan Chicago,
Series 2001,
0.30%, 6/1/29	4,900	4,900
Illinois Finance Authority, Advocate Health Care Network, Series 2008,
Sub Series C-2B,
0.21%, 11/1/38	34,425	34,425
Indiana Development Finance Authority, IN, Culver Educational Foundation (The),
Series 1997,
0.22%, 1/1/32	13,300	13,300
Indiana Finance Authority, Ascension Health,
Series 2008 E-2,
0.20%, 11/15/36	18,000	18,000
Indiana Finance Authority, Sisters of St. Francis Health Services, Inc.,
Series 2008 I,
0.18%, 11/1/37	1,000	1,000
Series 2008 J,
0.19%, 11/1/37	1,250	1,250
Indiana Finance Authority, Trinity Health,
Series 2008 D-1,
0.17%, 12/1/34	20,965	20,965
Series 2008 D-2,
0.17%, 12/1/34	15,000	15,000
Iowa Finance Authority, CHF - Des Moines LLC,
Series 2007 A,
0.27%, 6/1/39	2,035	2,035
JEA, FL, Electric System,
Series Three 2008 B-1,
0.22%, 10/1/40	12,000	12,000
Series Three 2008 B-4,
0.22%, 10/1/36	3,900	3,900
JPMorgan Chase & Co., NC, Capital Facilities Finance Agency, Duke University PUTTERs,
Series 3248,
0.20%, 10/1/34 (a)	4,185	4,185
JPMorgan Chase & Co., NC, Series 2009 A PUTTERs,
Series 3594,
0.20%, 3/1/17 (a)	5,000	5,000
JPMorgan Chase & Co., NY, Municipal Water Finance Authority, Series 2009 EE PUTTERs,
Series 3587,
0.20%, 6/15/17 (a)	3,830	3,830
JPMorgan Chase & Co., VA, Fairfax County Industrial Development Authority, Inova Health System Foundation, Series 2009 A PUTTERs,
Series 3590,
0.20%, 5/15/17 (a)	2,500	2,500
Kansas City Industrial Development Authority, MO, Ethans Apartments (The),
Series 2004,
0.31%, 2/1/39	29,560	29,560

32	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Kansas City Industrial Development Authority, MO, Kansas City Downtown Redevelopment District,
Series 2006 B,
0.30%, 12/1/32	$10,000	$10,000
Kansas Department of Transportation, Highway,
Series 2002 B-3,
0.14%, 9/1/19	16,800	16,800
Series 2008 A-4,
0.18%, 9/1/14	4,525	4,525
Kentucky Public Energy Authority, Inc., Gas Supply Senior,
Series 2007 A-2,
0.21%, 2/1/28	2,700	2,700
Madisonville, KY, Trover Clinic Foundation, Inc.,
Series 2006 (AGC),
0.29%, 11/1/36	6,685	6,685
Maryland Economic Development Corp., Howard Hughes Medical Institute,
Series 2008 A,
0.20%, 2/15/43	17,500	17,500
Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives,
Series 1997 B,
0.20%, 12/1/15	1,300	1,300
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System,
Series 2008 C,
0.20%, 7/1/41	5,000	5,000
Massachusetts Bay Transportation Authority, Senior Sales Tax, Series 2005 B Eagle #720050087, Class A (FSA),
0.21%, 7/1/29	9,900	9,900
Massachusetts Development Finance Agency, MA, Cushing Academy,
Series 2004,
0.30%, 3/1/34	2,000	2,000
Massachusetts Development Finance Agency, Phillips Academy,
Series 2003,
0.22%, 9/1/33	19,900	19,900
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System, Inc., 2003,
Series D-2,
0.20%, 7/1/35	15,000	15,000
Massachusetts Health & Educational Facility Authority, Harvard University, Series 2005 C ROCs II-R,
Series 10390,
0.21%, 1/15/14 (a)	6,090	6,090
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, TN, Vanderbilt University,
Series 2005 A-2,
0.18%, 10/1/44	15,000	15,000
Miami-Dade County School Board, FL, Series 2007 B COPs Eagle #20070068, Class A (BHAC),
0.21%, 5/1/32	12,870	12,870
Michigan Higher Education Facilities Authority, Calvin College,
Series 2007 B,
0.22%, 9/1/37	6,500	6,500
Michigan Hospital Finance Authority, Ascension Health,
Series 2008 B-2,
0.20%, 11/15/26	5,125	5,125
Series 2008 B-4,
0.20%, 11/15/26	6,300	6,300
Michigan Hospital Finance Authority, Trinity Health Credit Group,
Series 2005 E,
0.20%, 11/1/18	10,810	10,810
Series 2005 F,
0.17%, 11/1/18	9,200	9,200
Michigan State University,
Series 2003 A,
0.20%, 2/15/33	10,850	10,850
Midcities Metropolitan District No. 1, CO, STARs BNP,
Series 2004-110,
0.41%, 12/1/31	13,120	13,120
Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth,
Series 2005,
0.26%, 9/1/40	2,000	2,000
Minneapolis & St. Paul Housing & Redevelopment Authority, MN, Allina Health System,
Series 2007 C-2,
0.17%, 11/15/34	15,200	15,200
Minneapolis, MN, Fairview Health Services,
Series 2008 D,
0.17%, 11/15/47	3,400	3,400
Missouri Health & Educational Facilities Authority, BJC Health System,
Series 2008 A,
0.20%, 5/15/38	20,000	20,000
Series 2008 D,
0.20%, 5/15/38	6,400	6,400
Series 2008 E,
0.18%, 5/15/38	7,300	7,300
Missouri Health & Educational Facilities Authority, Sisters of Mercy Health System,
Series 2008 D,
0.19%, 6/1/39	20,000	20,000
Series 2008 E,
0.19%, 6/1/39	11,200	11,200

The accompanying notes are an integral part of the financial statements.	33

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Missouri Health & Educational Facilities Authority, SSM Health Care,
Series 2005 C-3,
0.25%, 6/1/33	$22,200	$22,200
Montgomery County Public Building Authority, TN, Pooled Financing,
Series 1997,
0.26%, 11/1/27	7,815	7,815
Montgomery County, OH, Catholic Health Initiatives,
Series 2006 B-1,
0.23%, 4/1/37	5,000	5,000
Series 2006 B-2,
0.20%, 4/1/37	5,755	5,755
Murray City, UT, IHC Health Services, Inc.,
Series 2003 B,
0.20%, 5/15/36	3,950	3,950
New Castle County, DE, University Courtyard Apartments,
Series 2005,
0.22%, 8/1/31	9,100	9,100
New Hampshire Higher Educational & Health Facilities Authority, St. Paul’s School,
Series 1998,
0.25%, 1/1/28	24,100	24,100
New Hampshire Higher Educational Health & Facilities Authority, Riverwoods at Exeter,
Series 1997 B,
0.30%, 3/1/23	8,385	8,385
New Mexico Finance Authority, Sub Lien, Series 2008,
Sub Series A-2,
0.18%, 6/15/24	8,000	8,000
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services,
Series 2008,
0.23%, 8/1/34	4,935	4,935
New York City Industrial Development Agency, NY, One Bryant Park LLC,
Series 2004 A
0.20%, 11/1/39	69,260	69,260
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2008,
Series B-1,
0.19%, 6/15/24	25,000	25,000
New York City Municipal Water Finance Authority, NY, Water & Sewer System PUTTERs,
Series 3092,
0.20%, 6/15/10	3,420	3,420
North Carolina,
Series 2002 D,
0.18%, 6/1/19	23,225	23,225
Series 2002 E,
0.20%, 5/1/21	24,700	24,700
Series 2002 F,
0.15%, 5/1/21	20,000	20,000
Series 2002 G,
0.18%, 5/1/21	17,885	17,885
North Carolina Capital Facilities Finance Agency, Barton College,
Series 2004,
0.26%, 7/1/19	4,000	4,000
North Carolina Capital Facilities Finance Agency, High Point University,
Series 2007,
0.26%, 12/1/29	3,000	3,000
North Carolina Medical Care Commission, Duke University Health System,
Series 2005 A,
0.22%, 6/1/28	30,000	30,000
North Carolina Medical Care Commission, FirstHealth of the Carolinas,
Series 2008 A,
0.22%, 10/1/28	14,300	14,300
Series 2008 B,
0.26%, 10/1/18	4,600	4,600
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System,
Series 2003,
0.26%, 10/1/18	11,345	11,345
North Carolina Medical Care Commission, Novant Health,
Series 2008 B,
0.25%, 11/1/28	20,000	20,000
North Central Texas Health Facilities Development Corp., Baylor Health Care System,
Series 2006 A,
0.19%, 8/15/13	16,500	16,500
Ohio State University General Receipts,
Series 2001,
0.19%, 12/1/31	7,700	7,700
Ohio, Common Schools,
Series 2006 B,
0.20%, 6/15/26	18,430	18,430
Oklahoma Turnpike Authority, Second Senior,
Series 2006 C,
0.18%, 1/1/28	6,300	6,300
Orange County Health Facilities Authority, FL, Orlando Regional Healthcare System,
Series 2008 E,
0.26%, 10/1/26	1,500	1,500
Oregon Facilities Authority, Lewis & Clark College,
Series 2008 A,
0.30%, 10/1/32	15,180	15,180
Orlando-Orange County Expressway Authority, FL,
Series 2007 A, Eagle
#20070107, Class A (FSA),
0.21%, 7/1/42	15,000	15,000
Series 2008 B-3,
0.17%, 7/1/40	9,300	9,300
Series 2008 B-4,
0.17%, 7/1/40	24,400	24,400
Philadelphia Industrial Development Authority, PA, Inglis House,
Series 1997,
0.20%, 5/1/17	21,000	21,000

34	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Pinellas County Health Facilities Authority, FL, Baycare Health System,
Series 2009 A-2,
0.23%, 11/1/38	$3,750	$3,750
Purdue University, IN, Student Facilities System,
Series 2007 C,
0.18%, 7/1/32	20,000	20,000
Puttable Floating Option Tax-Exempts Receipts, WA, Washington
Series 2010 B,
P-FLOATs PT-4658,
0.26%, 12/14/17 (a)	6,065	6,065
RBC Municipal Products Trust, Inc., PA, Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
Series 2008 Floater Certificates, Series E-11,
0.28%, 12/1/11 (a)	2,000	2,000
RBC Municipal Products Trust, Inc., PA, Berks County Municipal Authority, Reading Hospital & Medical Center, Series 2008 Floater Certificates,
Series C-13,
0.28%, 11/1/11 (a)	2,000	2,000
Reno, NV, Renown Regional Medical Center,
Series 2009 B,
0.19%, 6/1/39	3,185	3,185
Richmond, KY, Kentucky League of Cities Funding Trust,
Series 2006 A,
0.22%, 3/1/36	9,300	9,300
Rochester, MN, Health Care Facilities, Mayo Clinic,
Series 2008 A,
0.17%, 11/15/38	4,600	4,600
Sevier County Public Building Authority, TN, Local Government Public Improvement,
Series 6 A-1,
0.26%, 6/1/29	20,000	20,000
Shelby County Health Educational & Housing Facilities Board, TN, Baptist Memorial Health Care,
Series 2004 A,
0.35%, 9/1/20	6,000	6,000
Shelby County Health Educational & Housing Facilities Board, TN, Methodist Le Bonheur Healthcare,
Series 2008 A,
0.20%, 6/1/42	20,000	20,000
Shelby County Health Educational & Housing Facilities Board, TN, Trezevant Manor,
Series 2007 A,
0.22%, 9/1/39	2,000	2,000
South Carolina Jobs - Economic Development Authority, AnMed Health,
Series 2009 A,
0.20%, 2/1/35	1,000	1,000
Series 2009 C,
0.20%, 2/1/33	2,000	2,000
South Carolina Jobs Economic Development Authority, Goodwill Industries,
Series 2006,
0.26%, 9/1/28	2,200	2,200
South Carolina Transportation Infrastructure Bank,
Series 2003 B-1,
0.19%, 10/1/31	16,500	16,500
Series 2003 B-2,
0.22%, 10/1/31	15,000	15,000
Southcentral Pennsylvania General Authority, PA, WellSpan Health, Series 2008 A ROCs II-R,
Series 11686,
0.21%, 12/1/24 (a)	1,000	1,000
St. Joseph County, IN, University of Notre Dame du Lac,
Series 2007,
0.14%, 3/1/42	23,100	23,100
Tarrant County Cultural Education Facilities Finance Corp., TX, Texas Health Resources System,
Series 2008 B,
0.20%, 11/15/33	23,735	23,735
University of Michigan Regents, Hospital,
Series 2007 B,
0.20%, 12/1/37	24,050	24,050
University of Texas Regents, Financing System,
Series 2007 B,
0.20%, 8/1/34	20,000	20,000
Utah Water Finance Agency,
Series 2008 B,
0.29%, 10/1/37	15,000	15,000
Series 2008 B-2,
0.29%, 10/1/35	14,900	14,900
Series 2008 B-4,
0.29%, 10/1/36	25,330	25,330
Series 2009 B,
0.29%, 7/1/32	27,500	27,500
Washington County Authority, PA, Girard Estate,
Series 1999,
0.25%, 6/1/27	15,065	15,065
Washington Health Care Facilities Authority, WA, Swedish Health Services,
Series 2006,
0.28%, 11/15/26	4,500	4,500
Washington Higher Education Facilities Authority, University of Puget Sound,
Series 2006 A,
0.30%, 10/1/30	7,455	7,455
Washington Higher Education Facilities Authority, Whitman College,
Series 2008,
0.27%, 1/1/38	30,395	30,395
Williamstown, KY, Kentucky League of Cities Funding Trust 2008,
Series A,
0.22%, 7/1/38	7,900	7,900

The accompanying notes are an integral part of the financial statements.	35

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Wisconsin, Clean Water Series 2001 PUTTERs,
Series 2774 (Prerefunded) (FSA),
0.26%, 3/23/10	$10,425	$10,425
Yavapai County Industrial Development Authority, AZ, Northern Arizona Healthcare System,
Series 2008 B,
0.21%, 12/1/39	5,545	5,545
Yorkville United City Special Service Area 2004-106, IL, Special Tax,
Series 2004,
0.26%, 3/1/34	3,000	3,000
		1,862,903
Total Tax-Exempt Instruments		2,406,748
Total Investments (99.0%) (Cost $2,406,748)		2,406,748
Other Assets in Excess of Liabilities (1.0%)		24,144
Net Assets (100%)		$2,430,892

(a)	144 A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	The rates shown are the effective yields at the date of purchase.
AGC	Assured Guaranty Corp.
BANs	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COPs	Certificates of Participation
FSA	Financial Security Assurance Inc.
GANs	Grant Anticipation Notes
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts
PUTTERs	Puttable Tax-Exempt Receipts
RANs	Revenue Anticipation Notes
ROCs	Reset Option Certificates
STARs	Short-Term Adjustable Rates
TANs	Tax Anticipation Notes
TRANs	Tax and Revenue Anticipation Notes
TRs	Trust Receipts

Summary of Tax-Exempt Instruments by State/Territory

	Value	Percent of
State/Territory	(000)	Net Assets
New York	$241,619	9.9%
Texas	199,613	8.2
North Carolina	193,988	8.0
Illinois	166,515	6.8
Florida	149,125	6.1
Missouri	132,878	5.5
Indiana	120,636	5.0
Utah	111,510	4.6
Ohio	105,297	4.3
Kentucky	92,980	3.8
Pennsylvania	85,265	3.5
Michigan	82,294	3.4
Massachusetts	77,030	3.2
Colorado	74,190	3.0
Tennessee	72,245	3.0
Washington	62,565	2.6
South Carolina	56,264	2.3
California	40,550	1.7
Nebraska	40,000	1.6
Maryland	39,443	1.6
New Mexico	33,850	1.4
New Hampshire	32,485	1.3
Virginia	31,000	1.3
Minnesota	23,200	0.9
Nevada	21,955	0.9
Kansas	21,325	0.9
Wisconsin	19,721	0.8
Oregon	15,180	0.6
Alabama	12,500	0.5
Delaware	11,450	0.5
Georgia	9,400	0.4
Arizona	8,930	0.4
Alaska	8,640	0.4
Oklahoma	6,300	0.3
Connecticut	3,170	0.1
Iowa	2,035	0.1
Arkansas	1,600	0.1
	$2,406,748	99.0%

36	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	observable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$192,785	$—	$192,785
Daily Variable Rate Bonds	—	145,610	—	145,610
Municipal Bonds & Notes	—	205,450	—	205,450
Weekly Variable Rate Bonds	—	1,862,903	—	1,862,903
Total Tax-Exempt Instruments	—	2,406,748	—	2,406,748
Total Assets	—	2,406,748	—	2,406,748
Total	$—	$2,406,748	$—	$2,406,748

The accompanying notes are an integral part of the financial statements.	37

2009 Annual Report

October 31, 2009

Statements of Assets and Liabilities

							Government
	Money Market		Prime		Government		Securities
	Portfolio		Portfolio		Portfolio		Portfolio
	(000)		(000)		(000)		(000)
Assets:
Investments, at Cost	$4,622,686		$12,159,318		$8,919,632		$667,369
Investments, at Value(1)	4,622,686		12,159,318		8,919,632		667,369
Cash	11		4		6		5
Interest Receivable	1,033		1,964		9,586		929
Other Assets	18		41		21		—	@
Total Assets	4,623,748		12,161,327		8,929,245		668,303
Liabilities:
Dividends Declared	699		1,342		559		12
Payable for Investment Advisory Fees	370		906		682		21
Payable for Administration Fees	182		465		368		29
Payable for Custodian Fees	19		41		29		4
Payable for Transfer Agent Fees	5		12		11		1
Shareholder Administration Plan Fees Payable — Service Class	—	@	1		8		—	@
Shareholder Administration Plan Fees Payable — Investor Class	—	@	—	@	8		—	@
Shareholder Administration Plan Fees Payable — Administrative Class	—	@	—	@	4		—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	—	@	9		5		—	@
Distribution and Shareholder Service Plans Fees Payable — Participant Class	6		2		—	@	—	@
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	25		—	@	—	@	—	@
Other Liabilities	49		100		85		22
Total Liabilities	1,355		2,878		1,759		89
Net Assets	$4,622,393		$12,158,449		$8,927,486		$668,214
Net Assets Consist Of:
Paid-in Capital	$4,633,357		$12,178,197		$8,927,229		$668,211
Undistributed Net Investment Income	771		1,367		151		4
Accumulated Net Realized Gain (Loss)	(11,735)		(21,115)		106		(1)
Net Assets	$4,622,393		$12,158,449		$8,927,486		$668,214

(1) Including:
Repurchase Agreements, at Value	$1,216,250		$4,445,020		$3,846,966		$—

38	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Statements of Assets and Liabilities (cont’d)

				Government
	Money Market	Prime	Government	Securities
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$4,438,771	$11,996,876	$8,395,247	$637,586
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	4,448,345,185	12,010,372,489	8,395,003,316	637,582,670
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
SERVICE CLASS:
Net Assets	$100	$19,172	$200,016	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,003	19,193,738	200,010,235	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$1,491	$6,990	$82,620	$10,001
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	1,494,752	6,997,791	82,617,718	10,000,864
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$100	$100	$68,846	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,000	100,000	68,843,766	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$274	$118,342	$177,538	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	274,726	118,474,779	177,533,366	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$34,092	$13,436	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	34,165,093	13,451,397	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$147,565	$3,533	$3,119	$20,227
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	147,883,585	3,536,582	3,118,888	20,226,529
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	39

2009 Annual Report

October 31, 2009

Statements of Assets and Liabilities

			Treasury
	Treasury		Securities		Tax-Exempt
	Portfolio		Portfolio		Portfolio
	(000)		(000)		(000)
Assets:
Investments, at Cost	$5,041,474		$58,180		$2,406,748
Investments, at Value(1)	5,041,474		58,180		2,406,748
Cash	5		6		64
Due from Adviser	—		56		—
Receivable for Investments Sold	—		3,563		23,001
Receivable from Affiliates	—		—		—	@
Interest Receivable	2,783		—		1,678
Other Assets	10		—		6
Total Assets	5,044,272		61,805		2,431,497
Liabilities:
Dividends Declared	91		—	@	188
Payable for Investment Advisory Fees	349		—		177
Payable for Administration Fees	210		3		108
Payable for Custodian Fees	15		11		2
Payable for Transfer Agent Fees	6		—	@	3
Shareholder Administration Plan Fees Payable — Service Class	—	@	—		—	@
Shareholder Administration Plan Fees Payable — Investor Class	—	@	—	@	1
Shareholder Administration Plan Fees Payable — Administrative Class	1		—	@	—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	1		—	@	—	@
Distribution and Shareholder Service Plans Fees Payable — Participant Class	—	@	—	@	2
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	3		—		101
Other Liabilities	68		17		23
Total Liabilities	744		31		605
Net Assets	$5,043,528		$61,774		$2,430,892
Net Assets Consist Of:
Paid-in Capital	$5,043,483		$61,756		$2,430,621
Undistributed Net Investment Income	46		18		—
Accumulated Net Realized Gain	(1)		—		271
Net Assets	$5,043,528		$61,774		$2,430,892

(1) Including:
Repurchase Agreements, at Value	$2,607,181		$—		$—

40	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Statements of Assets and Liabilities (cont’d)

		Treasury
	Treasury	Securities	Tax-Exempt
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$4,629,315	$33,422	$1,459,441
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	4,629,273,748	33,411,785	1,459,278,961
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
SERVICE CLASS:
Net Assets	$12,286	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	12,286,268	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$10,411	$100	$5,966
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	10,410,417	100,000	5,965,024
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$28,457	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	28,457,109	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$98,091	$100	$4,990
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	98,090,147	100,000	4,989,876
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$128	$100	$15,578
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	127,645	100,000	15,576,295
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$264,840	$27,852	$944,717
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	264,837,388	27,844,307	944,611,362
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	41

2009 Annual Report

October 31, 2009

Statements of Operations

For the Year Ended October 31, 2009

					Government
	Money Market		Prime	Government	Securities
	Portfolio		Portfolio	Portfolio	Portfolio
	(000)		(000)	(000)	(000)
Investment Income:
Interest	$37,169		$85,408	$69,285	$2,387
Expenses:
Investment Advisory Fees (Note B)	7,116		18,805	18,872	1,117
Administration Fees (Note C)	2,378		6,288	6,309	374
Custodian Fees (Note F)	106		183	196	35
Professional Fees	114		238	255	38
Shareholder Reporting Fees	28		33	69	6
Shareholder Administration Plan Fees — Service Class (Note D)	2		22	103	—	@
Shareholder Administration Plan Fees — Investor Class (Note D)	3		12	147	6
Shareholder Administration Plan Fees — Administrative Class (Note D)	—	@	— @	163	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	3		303	804	—	@
Distribution and Shareholder Service Plans Fees — Participant Class (Note D)	82		186	— @	1
Distribution and Shareholder Service Plans Fees — Cash Management Class (Note D)	560		16	17	96
Transfer Agency Fees (Note E)	46		115	105	6
Registration and Filing Fees	76		85	85	110
Mutual Fund Insurance (Note J)	2,871		6,066	4,628	248
Trustees’ Fees and Expenses	130		325	299	17
Other Expenses	230		516	274	26
Total Expenses	13,745		33,193	32,326	2,080
Waiver of Investment Advisory Fees (Note B)	(2,659)		(6,618)	(6,576)	(546)
Waiver of Shareholder Administration Plan Fees — Service Class (Note D)	—		—	— @	—	@
Waiver of Shareholder Administration Plan Fees — Investor Class (Note D)	—	@	— @	(9)	(2)
Waiver of Shareholder Administration Plan Fees — Administrative Class (Note D)	—	@	— @	(14)	—	@
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—	@	(30)	(122)	—	@
Waiver of Distribution and Shareholder Service Plan Fees — Participant Class (Note D)	(37)		(68)	— @	(1)
Waiver of Distribution and Shareholder Service Plan Fees — Cash Management Class (Note D)	(81)		(3)	(4)	(57)
Expense Offset (Note F)	(25)		(99)	(15)	(2)
Net Expenses	10,943		26,375	25,586	1,472
Net Investment Income	26,226		59,033	43,699	915
Realized Gain (Loss):
Investments	114		123	221	3
Voluntary Capital Contribution from Adviser (Note I-1)	1,000		6,000	—	—
Net Increase in Net Assets Resulting from Operations	$27,340		$65,156	$43,920	$918

@ Amount is less than $500.

42	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Statements of Operations

For the Year Ended October 31, 2009

		Treasury
	Treasury	Securities		Tax-Exempt
	Portfolio	Portfolio		Portfolio
	(000)	(000)		(000)
Investment Income:
Interest	$22,536	$285		$18,085
Dividends from Security of Affiliated Issuer	—	—		1,154
Total Investment Income	22,536	285		19,239
Expenses:
Investment Advisory Fees (Note B)	10,732	292		4,724
Administration Fees (Note C)	3,590	98		1,580
Custodian Fees (Note F)	106	17		86
Professional Fees	186	34		94
Shareholder Reporting Fees	50	5		33
Shareholder Administration Plan Fees — Service Class (Note D)	8	—	@	3
Shareholder Administration Plan Fees — Investor Class (Note D)	8	—	@	16
Shareholder Administration Plan Fees — Administrative Class (Note D)	114	—	@	— @
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	345	—	@	11
Distribution and Shareholder Service Plans Fees — Participant Class (Note D)	1	1		75
Distribution and Shareholder Service Plans Fees — Cash Management Class (Note D)	998	154		3,909
Transfer Agency Fees (Note E)	64	1		27
Registration and Filing Fees	126	99		176
Mutual Fund Insurance (Note J)	4,524	—		1,343
Trustees’ Fees and Expenses	190	5		78
Other Expenses	195	20		171
Total Expenses	21,237	726		12,326
Waiver of Investment Advisory Fees (Note B)	(4,325)	(292)		(1,907)
Expenses Reimbursed by Adviser (Note B)	—	(69)		—
Waiver of Shareholder Administration Plan Fees — Service Class (Note D)	(3)	—	@	—
Waiver of Shareholder Administration Plan Fees — Investor Class (Note D)	(4)	—	@	— @
Waiver of Shareholder Administration Plan Fees — Administrative Class (Note D)	(63)	—	@	— @
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(246)	—	@	(3)
Waiver of Distribution and Shareholder Service Plan Fees — Participant Class (Note D)	(1)	(1)		(30)
Waiver of Distribution and Shareholder Service Plan Fees — Cash Management Class (Note D)	(733)	(143)		(748)
Rebate from Morgan Stanley Affiliates (Note I-2)	—	—		(264)
Expense Offset (Note F)	(2)	—	@	(23)
Net Expenses	15,860	221		9,351
Net Investment Income	6,676	64		9,888
Realized Gain (Loss):
Investments	22	18		380
Net Increase in Net Assets Resulting from Operations	$6,698	$82		$10,268

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	43

2009 Annual Report

October 31, 2009

Statements of Changes in Net Assets

	Money Market		Prime
	Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2009	2008	2009	2008
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$26,226	$407,423	$59,033	$882,842
Net Realized Gain (Loss)	114	(25,209)	123	(57,915)
Net Increase from Payments by Affiliates	1,000	13,350	6,000	36,690
Net Increase in Net Assets Resulting from Operations	27,340	395,564	65,156	861,617
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(25,369)	(396,154)	(57,559)	(854,328)
Service Class:
Net Investment Income	(21)	(1,813)	(352)	(7,787)
Investor Class:
Net Investment Income	(10)	(38)	(67)	(1,650)
Administrative Class:
Net Investment Income	(— @)	(361)	(2)	(248)
Advisory Class:
Net Investment Income	(5)	(1,327)	(375)	(17,349)
Participant Class:
Net Investment Income	(30)	(5)	(62)	(646)
Cash Management Class:
Net Investment Income	(593)	(7,147)	(15)	(22)
Total Distributions	(26,028)	(406,845)	(58,432)	(882,030)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	14,026,664	92,332,738	38,490,830	256,570,397
Distributions Reinvested	17,456	215,845	24,612	366,483
Redeemed	(14,262,335)	(97,895,546)	(38,244,310)	(268,733,076)
Service Class:
Subscribed	26,252	569,512	285,685	1,883,308
Distributions Reinvested	—	1,813	81	7,787
Redeemed	(30,160)	(1,098,191)	(518,177)	(2,737,356)
Investor Class:
Subscribed	6,857	8,967	113,566	895,274
Distributions Reinvested	8	32	52	1,355
Redeemed	(8,671)	(6,578)	(127,477)	(902,395)
Administrative Class:
Subscribed	—	8,589	3	48
Distributions Reinvested	—	361	2	248
Redeemed	—	(32,513)	(1,635)	(11,155)
Advisory Class:
Subscribed	2,073	2,297,523	195,283	467,518
Distributions Reinvested	2	253	318	16,942
Redeemed	(3,132)	(2,313,680)	(258,674)	(943,084)
Participant Class:
Subscribed	56,702	10,209	2,325	44,584
Distributions Reinvested	—	—	62	570
Redeemed	(32,846)	—	(31,293)	(6,402)
Cash Management Class:^
Subscribed	349,529	881,342	14	13,077
Distributions Reinvested	569	7,084	14	7
Redeemed	(396,475)	(933,522)	(3,782)	(5,794)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(247,507)	(5,945,762)	(72,501)	(13,071,664)
Total Decrease in Net Assets	(246,195)	(5,957,043)	(65,777)	(13,092,077)
Net Assets:
Beginning of Period	4,868,588	10,825,631	12,224,226	25,316,303
End of Period	$4,622,393	$4,868,588	$12,158,449	$12,224,226
Undistributed Net Investment Income Included in End of Period Net Assets	$771	$577	$1,367	$766

44	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Statements of Changes in Net Assets (cont’d)

	Money Market		Prime
	Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2009	2008	2009	2008
	(000)	(000)	(000)	(000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	14,026,664	92,332,738	38,490,830	256,570,398
Shares Issued on Distributions Reinvested	17,456	215,845	24,612	366,483
Shares Redeemed	(14,262,335)	(97,895,546)	(38,244,310)	(268,733,076)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(218,215)	(5,346,963)	271,132	(11,796,195)
Service Class:
Shares Subscribed	26,252	569,512	285,685	1,883,308
Shares Issued on Distributions Reinvested	—	1,813	81	7,787
Shares Redeemed	(30,160)	(1,098,191)	(518,177)	(2,737,356)
Net Decrease in Service Class Shares Outstanding	(3,908)	(526,866)	(232,411)	(846,261)
Investor Class:
Shares Subscribed	6,857	8,967	113,566	895,274
Shares Issued on Distributions Reinvested	8	32	52	1,355
Shares Redeemed	(8,671)	(6,578)	(127,477)	(902,395)
Net Increase (Decrease) in Investor Class Shares Outstanding	(1,806)	2,421	(13,859)	(5,766)
Administrative Class:
Shares Subscribed	—	8,589	3	48
Shares Issued on Distributions Reinvested	—	361	2	248
Shares Redeemed	—	(32,513)	(1,635)	(11,154)
Net Decrease in Administrative Class Shares Outstanding	—	(23,563)	(1,630)	(10,858)
Advisory Class:
Shares Subscribed	2,073	2,297,523	195,283	467,518
Shares Issued on Distributions Reinvested	2	253	318	16,942
Shares Redeemed	(3,132)	(2,313,680)	(258,674)	(943,084)
Net Decrease in Advisory Class Shares Outstanding	(1,057)	(15,904)	(63,073)	(458,624)
Participant Class:
Shares Subscribed	56,702	10,210	2,325	44,584
Shares Issued on Distributions Reinvested	—	—	62	570
Shares Redeemed	(32,846)	—	(31,293)	(6,403)
Net Increase (Decrease) in Participant Class Shares Outstanding	23,856	10,210	(28,906)	38,751
Cash Management Class:^
Shares Subscribed	349,529	881,342	14	13,077
Shares Issued on Distributions Reinvested	569	7,084	14	7
Shares Redeemed	(396,475)	(933,522)	(3,782)	(5,794)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(46,377)	(45,096)	(3,754)	7,290

@	Amount is less than $500.
^	The Prime Portfolio’s Cash Management Class commenced operations on August 14, 2008.

The accompanying notes are an integral part of the financial statements.	45

2009 Annual Report

October 31, 2009

Statements of Changes in Net Assets

	Government		Government Securities
	Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,	October 31,
	2009	2008	2009	2008^
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$43,699	$392,976	$915	$3,467
Net Realized Gain	221	32	3	— @
Net Increase in Net Assets Resulting from Operations	43,920	393,008	918	3,467
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(41,890)	(345,895)	(903)	(3,390)
Service Class:
Net Investment Income	(564)	(29,367)	(— @)	(1)
Investor Class:
Net Investment Income	(337)	(4,610)	(3)	(18)
Administrative Class:
Net Investment Income	(269)	(2,802)	(— @)	(1)
Advisory Class:
Net Investment Income	(631)	(10,296)	(— @)	(1)
Participant Class:
Net Investment Income	(— @)	(2)	(— @)	(1)
Cash Management Class:
Net Investment Income	(8)	(4)	(9)	(55)
Total Distributions	(43,699)	(392,976)	(915)	(3,467)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	49,245,243	98,231,319	2,589,539	1,251,674
Distributions Reinvested	19,157	197,754	701	2,761
Redeemed	(56,068,147)	(90,158,431)	(2,505,719)	(701,474)
Service Class:
Subscribed	2,778,329	1,950,269	100	—
Distributions Reinvested	208	29,367	—	—
Redeemed	(2,745,048)	(3,160,271)	(100)	—
Investor Class:
Subscribed	1,355,620	1,422,183	20,310	10,300
Distributions Reinvested	123	1,211	3	7
Redeemed	(1,424,336)	(1,572,381)	(18,719)	(2,000)
Administrative Class:
Subscribed	54,116	176,430	100	—
Distributions Reinvested	231	2,418	—	—
Redeemed	(133,578)	(115,111)	(100)	—
Advisory Class:
Subscribed	2,616,322	1,451,524	100	—
Distributions Reinvested	135	2,835	—	—
Redeemed	(2,854,896)	(1,403,461)	(100)	—
Participant Class:
Subscribed	—	—	100	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	(100)	—
Cash Management Class:^^
Subscribed	13,033	4,150	109,135	59,911
Distributions Reinvested	8	—	9	14
Redeemed	(14,026)	(46)	(131,529)	(17,312)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,157,506)	7,059,759	63,730	603,881
Total Increase (Decrease) in Net Assets	(7,157,285)	7,059,791	63,733	603,881
Net Assets:
Beginning of Period	16,084,771	9,024,980	604,481	600
End of Period	$8,927,486	$16,084,771	$668,214	$604,481
Undistributed Net Investment Income Included in End of Period Net Assets	$151	$4	$4	$—

46	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Statements of Changes in Net Assets (cont’d)

	Government		Government Securities
	Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,	October 31,
	2009	2008	2009	2008^
	(000)	(000)	(000)	(000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	49,245,243	98,231,315	2,589,539	1,251,674
Shares Issued on Distributions Reinvested	19,157	197,754	701	2,761
Shares Redeemed	(56,068,147)	(90,158,431)	(2,505,719)	(701,474)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(6,803,747)	8,270,638	84,521	552,961
Service Class:
Shares Subscribed	2,778,329	1,950,269	100	—
Shares Issued on Distributions Reinvested	208	29,367	—	—
Shares Redeemed	(2,745,048)	(3,160,271)	(100)	—
Net Increase (Decrease) in Service Class Shares Outstanding	33,489	(1,180,635)	—	—
Investor Class:
Shares Subscribed	1,355,620	1,422,183	20,310	10,300
Shares Issued on Distributions Reinvested	123	1,211	3	7
Shares Redeemed	(1,424,336)	(1,572,381)	(18,719)	(2,000)
Net Increase (Decrease) in Investor Class Shares Outstanding	(68,593)	(148,987)	1,594	8,307
Administrative Class:
Shares Subscribed	54,116	176,430	100	—
Shares Issued on Distributions Reinvested	231	2,418	—	—
Shares Redeemed	(133,578)	(115,111)	(100)	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	(79,231)	63,737	—	—
Advisory Class:
Shares Subscribed	2,616,322	1,451,525	100	—
Shares Issued on Distributions Reinvested	135	2,835	—	—
Shares Redeemed	(2,854,896)	(1,403,461)	(100)	—
Net Increase (Decrease) in Advisory Class Shares Outstanding	(238,439)	50,899	—	—
Participant Class:
Shares Subscribed	—	—	100	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	(100)	—
Net Increase in Participant Class Shares Outstanding	—	—	—	—
Cash Management Class:^^
Shares Subscribed	13,033	4,150	109,135	59,911
Shares Issued on Distributions Reinvested	8	—	9	14
Shares Redeemed	(14,026)	(46)	(131,529)	(17,313)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(985)	4,104	(22,385)	42,612

@	Amount is less than $500.
^	The Government Securities Portfolio commenced operations on March 19, 2008.
^^	The Government and Government Securities Portfolios’ Cash Management Classes commenced operations on August 14, 2008 and July 21, 2008, respectively.

The accompanying notes are an integral part of the financial statements.	47

2009 Annual Report

October 31, 2009

Statements of Changes in Net Assets

	Treasury		Treasury Securities
	Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended		Period Ended
	October 31,	October 31,	October 31,		October 31,
	2009	2008	2009		2008^
	(000)	(000)	(000)		(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$6,676	$164,386	$64		$7
Net Realized Gain	22	22	18		—	@
Net Increase in Net Assets Resulting from Operations	6,698	164,408	82		7
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(6,556)	(157,773)	(56)		(6)
Service Class:
Net Investment Income	(12)	(1,179)	(—	@)	(—	@)
Investor Class:
Net Investment Income	(3)	(12)	(—	@)	(—	@)
Administrative Class:
Net Investment Income	(23)	(620)	(—	@)	(—	@)
Advisory Class:
Net Investment Income	(26)	(3,195)	(—	@)	(—	@)
Participant Class:
Net Investment Income	(— @)	(5)	(—	@)	(—	@)
Cash Management Class:
Net Investment Income	(55)	(1,602)	(8)		(1)
Total Distributions	(6,675)	(164,386)	(64)		(7)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	17,390,477	65,531,576	242,890		322,950
Distributions Reinvested	4,662	113,939	45		—
Redeemed	(21,571,508)	(59,675,962)	(492,148)		(40,425)
Service Class:
Subscribed	47,436	75,000	—		—
Distributions Reinvested	—	—	—		—
Redeemed	(110,250)	(— @)	—		—
Investor Class:
Subscribed	49,352	15,306	—		—
Distributions Reinvested	2	9	—	@	—
Redeemed	(42,733)	(11,843)	(—	@)	—
Administrative Class:
Subscribed	25,243	145,885	—		—
Distributions Reinvested	23	429	—		—
Redeemed	(107,874)	(35,349)	—		—
Advisory Class:^^
Subscribed	1,034,935	1,082,741	—		—
Distributions Reinvested	8	2,023	—		—
Redeemed	(1,113,357)	(1,084,877)	—		—
Participant Class:^^
Subscribed	220	593	—		—
Distributions Reinvested	— @	4	—		—
Redeemed	(252)	(952)	—		—
Cash Management Class:
Subscribed	421,575	1,029,091	63,278		50,201
Distributions Reinvested	53	1,467	6		—
Redeemed	(570,937)	(650,160)	(79,133)		(6,608)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,542,925)	6,538,920	(265,062)		326,118
Total Increase (Decrease) in Net Assets	(4,542,902)	6,538,942	(265,044)		326,118
Net Assets:
Beginning of Period	9,586,430	3,047,488	326,818		700
End of Period	$5,043,528	$9,586,430	$61,774		$326,818
Undistributed Net Investment Income Included in End of Period Net Assets	$46	$—	$18		$—

48	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Statements of Changes in Net Assets (cont’d)

	Treasury		Treasury Securities
	Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,	October 31,
	2009	2008	2009	2008^
	(000)	(000)	(000)	(000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	17,390,477	65,531,576	242,890	322,950
Shares Issued on Distributions Reinvested	4,662	113,939	45	—
Shares Redeemed	(21,571,508)	(59,675,962)	(492,148)	(40,425)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(4,176,369)	5,969,553	(249,213)	282,525
Service Class:
Shares Subscribed	47,436	75,000	—	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	(110,250)	(— #)	—	—
Net Increase (Decrease) in Service Class Shares Outstanding	(62,814)	75,000	—	—
Investor Class:
Shares Subscribed	49,352	15,306	—	—
Shares Issued on Distributions Reinvested	2	9	— #	—
Shares Redeemed	(42,733)	(11,843)	(— #)	—
Net Increase in Investor Class Shares Outstanding	6,621	3,472	— #	—
Administrative Class:
Shares Subscribed	25,243	145,884	—	—
Shares Issued on Distributions Reinvested	23	429	—	—
Shares Redeemed	(107,874)	(35,349)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	(82,608)	110,964	—	—
Advisory Class:^^
Shares Subscribed	1,034,935	1,082,741	—	—
Shares Issued on Distributions Reinvested	8	2,024	—	—
Shares Redeemed	(1,113,357)	(1,084,877)	—	—
Net Decrease in Advisory Class Shares Outstanding	(78,414)	(112)	—	—
Participant Class:^^
Shares Subscribed	220	593	—	—
Shares Issued on Distributions Reinvested	— #	4	—	—
Shares Redeemed	(252)	(952)	—	—
Net Decrease in Participant Class Shares Outstanding	(32)	(355)	—	—
Cash Management Class:
Shares Subscribed	421,575	1,029,091	63,278	50,201
Shares Issued on Distributions Reinvested	53	1,467	6	—
Shares Redeemed	(570,937)	(650,160)	(79,133)	(6,608)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(149,309)	380,398	(15,849)	43,593

@	Amount is less than $500.
#	Shares are less than 500.
^	The Treasury Securities Portfolio commenced operations on October 7, 2008.
^^	The Treasury Securities Portfolios’ Advisory and Participant Classes commenced operations on October 27, 2008.

The accompanying notes are an integral part of the financial statements.	49

2009 Annual Report

October 31, 2009

Statements of Changes in Net Assets

	Tax-Exempt
	Portfolio
	Year Ended	Year Ended
	October 31,	October 31,
	2009	2008
	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$9,888	$92,261
Net Realized Gain (Loss)	380	(69)
Net Increase in Net Assets Resulting from Operations	10,268	92,192
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(7,379)	(62,411)
Service Class:
Net Investment Income	(24)	(7)
Investor Class:
Net Investment Income	(40)	(425)
Administrative Class:
Net Investment Income	(— @)	(2)
Advisory Class:
Net Investment Income	(8)	(553)
Participant Class:
Net Investment Income	(17)	(400)
Cash Management Class:
Net Investment Income	(2,454)	(28,429)
Total Distributions	(9,922)	(92,227)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	4,646,934	23,576,385
Distributions Reinvested	6,604	47,103
Redeemed	(5,030,699)	(23,978,391)
Service Class:
Subscribed	59,888	26,000
Distributions Reinvested	—	5
Redeemed	(59,888)	(26,005)
Investor Class:
Subscribed	325,030	88,821
Distributions Reinvested	40	425
Redeemed	(321,108)	(111,487)
Administrative Class:
Subscribed	100	—
Distributions Reinvested	—	—
Redeemed	(100)	—
Advisory Class:
Subscribed	7,203	74,118
Distributions Reinvested	8	238
Redeemed	(6,977)	(129,451)
Participant Class:
Subscribed	29,495	3,550
Distributions Reinvested	17	383
Redeemed	(36,619)	(692)
Cash Management Class:
Subscribed	1,037,377	8,388,935
Distributions Reinvested	2,364	25,168
Redeemed	(1,432,362)	(7,984,452)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(772,693)	653
Total Increase (Decrease) in Net Assets	(772,347)	618
Net Assets:
Beginning of Period	3,203,239	3,202,621
End of Period	$2,430,892	$3,203,239
Undistributed Net Investment Income Included in End of Period Net Assets	$—	$34

50	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Statements of Changes in Net Assets (cont’d)

	Tax-Exempt
	Portfolio
	Year Ended	Year Ended
	October 31,	October 31,
	2009	2008
	(000)	(000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	4,646,934	23,576,384
Shares Issued on Distributions Reinvested	6,604	47,103
Shares Redeemed	(5,030,699)	(23,978,391)
Net Decrease in Institutional Class Shares Outstanding	(377,161)	(354,904)
Service Class:
Shares Subscribed	59,888	26,000
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(59,888)	(26,005)
Net Increase in Service Class Shares Outstanding	—	—
Investor Class:
Shares Subscribed	325,030	88,821
Shares Issued on Distributions Reinvested	40	425
Shares Redeemed	(321,108)	(111,487)
Net Increase (Decrease) in Investor Class Shares Outstanding	3,962	(22,241)
Administrative Class:
Shares Subscribed	100	—
Shares Issued on Distributions Reinvested	—	—
Shares Redeemed	(100)	—
Net Increase in Administrative Class Shares Outstanding	—	—
Advisory Class:
Shares Subscribed	7,203	74,118
Shares Issued on Distributions Reinvested	8	238
Shares Redeemed	(6,977)	(129,451)
Net Increase (Decrease) in Advisory Class Shares Outstanding	234	(55,095)
Participant Class:
Shares Subscribed	29,495	3,550
Shares Issued on Distributions Reinvested	17	383
Shares Redeemed	(36,619)	(692)
Net Increase (Decrease) in Participant Class Shares Outstanding	(7,107)	3,241
Cash Management Class:
Shares Subscribed	1,037,377	8,388,935
Shares Issued on Distributions Reinvested	2,364	25,168
Shares Redeemed	(1,432,362)	(7,984,452)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(392,621)	429,651

@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	51

2009 Annual Report

October 31, 2009

Financial Highlights

			Net
	Net Asset		Realized and		Distributions			Net Asset
	Value,	Net	Unrealized Gain		From Net	Distribution		Value,
	Beginning	Investment	(Loss) on		Investment	From Net		End of
	of Period	Income	Investments		Income	Realized Gain		Period
Money Market Portfolio:
Institutional Class
Year Ended 10/31/09	$1.000	$0.005	$(0.000	)^	$(0.005)	$—		$1.000
Year Ended 10/31/08	1.000	0.034	(0.000	)^	(0.034)	—		1.000
Year Ended 10/31/07	1.000	0.053	0.000	^	(0.053)	—		1.000
Year Ended 10/31/06	1.000	0.048	0.000	^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Service Class
Year Ended 10/31/09	$1.000	$0.005	$(0.000	)^	$(0.005)	$—		$1.000
Year Ended 10/31/08	1.000	0.034	(0.000	)^	(0.034)	—		1.000
Year Ended 10/31/07	1.000	0.052	0.000	^	(0.052)	—		1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Year Ended 10/31/09	$1.000	$0.004	$(0.000	)^	$(0.004)	$—		$1.000
Year Ended 10/31/08	1.000	0.033	(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.052	0.000	^	(0.052)	—		1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Year Ended 10/31/09	$1.000	$0.004	$(0.000	)^	$(0.004)	$—		$1.000
Year Ended 10/31/08	1.000	0.033	(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.051	0.000	^	(0.051)	—		1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Year Ended 10/31/09	$1.000	$0.003	$(0.000	)^	$(0.003)	$—		$1.000
Year Ended 10/31/08	1.000	0.032	(0.000	)^	(0.032)	—		1.000
Year Ended 10/31/07	1.000	0.050	(0.000	)^	(0.050)	—		1.000
Year Ended 10/31/06	1.000	0.045	0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
Participant Class
Year Ended 10/31/09	$1.000	$0.002	$0.000	^	$(0.002)	$—		$1.000
Year Ended 10/31/08	1.000	0.029	(0.000	)^	(0.029)	—		1.000
Year Ended 10/31/07	1.000	0.048	(0.000	)^	(0.048)	—		1.000
Year Ended 10/31/06	1.000	0.043	0.000	^	(0.043)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000
Cash Management Class
Year Ended 10/31/09	$1.000	$0.003	$(0.000	)^	$(0.003)	$—		$1.000
Year Ended 10/31/08	1.000	0.031	(0.000	)^	(0.031)	—		1.000
Year Ended 10/31/07	1.000	0.050	(0.000	)^	(0.050)	—		1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
8/15/05** through 10/31/05	1.000	0.008	—		(0.008)	—		1.000

52	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Financial Highlights (cont’d)

							Ratio of Net
		Net		Ratio of	Ratio of	Ratio of Net	Investment Income
		Assets,	Ratio of	Expenses to Average	Expenses to Average	Investment	(Loss) to Average
		End of	Expenses to	Net Assets	Net Assets	Income to	Net Assets
Total		Period	Average Net	Excluding Mutual Fund	(Before Waivers/	Average Net	(Before Waivers/
Return		(000)	Assets	Insurance	Reimbursement)	Assets	Reimbursement)

0.53	%^^	$4,438,771	0.22%	0.16%	0.27%	0.56%	0.51%
3.46	%#	4,655,771	0.12%	0.12%	0.21%	3.41%	3.32%
5.42	%##	10,013,524	0.12%	N/A	0.21%	5.28%	5.19%
4.89%		5,546,418	0.09%	N/A	0.22%	4.89%	4.77%
2.87%		3,082,234	0.10%	N/A	0.22%	2.85%	2.73%

0.48	%^^	$100	0.27%	0.21%	0.33%†	0.64%	0.58%
3.41	%#	3,999	0.17%	0.17%	0.26%	3.78%	3.69%
5.37	%##	530,874	0.17%	N/A	0.26%	5.28%	5.20%
4.84%		100	0.14%	N/A	0.27%	5.04%	4.92%
2.82%		100	0.15%	N/A	0.27%	2.78%	2.66%

0.43	%^^	$1,491	0.32%	0.26%	0.37%	0.34%	0.29%
3.36	%#	3,293	0.23%	0.22%	0.31%	3.15%	3.07%
5.32	%##	879	0.22%	N/A	0.31%	5.22%	5.13%
4.79%		288	0.19%	N/A	0.32%	4.83%	4.70%
2.76%		100	0.20%	N/A	0.32%	2.73%	2.61%

0.38	%^^	$100	0.37%	0.30%†	0.42%	0.39%	0.34%
3.31	%#	100	0.27%	0.27%	0.36%	4.29%	4.20%
5.26	%##	23,663	0.27%	N/A	0.36%	5.14%	5.05%
4.73%		100	0.24%	N/A	0.37%	4.63%	4.50%
2.71%		100	0.25%	N/A	0.37%	2.68%	2.56%

0.31	%^^	$274	0.47%	0.40%†	0.54%†	0.44%	0.37%
3.20	%#	1,328	0.37%	0.37%	0.46%	2.80%	2.71%
5.16	%##	17,235	0.37%	N/A	0.46%†	5.03%	4.94%
4.63%		11,642	0.35%†	N/A	0.46%†	4.90%	4.78%
2.61%		80	0.35%	N/A	0.47%	2.52%	2.40%

0.21	%^^	$34,092	0.48%†	0.43%†	0.76%†	0.18%	(0.10)%
2.95	%#	10,286	0.67%†	0.63%†	0.68%†	2.39%	2.38%
4.90	%##	100	0.62%†	N/A	0.71%	4.78%	4.68%
4.40%		271	0.57%†	N/A	0.70%†	4.48%	4.35%
2.46%		100	0.50%	N/A	0.62%	2.43%	2.31%

0.28	%^^	$147,565	0.48%†	0.40%†	0.58%†	0.32%	0.22%
3.15	%#	193,811	0.42%	0.42%	0.51%	3.05%	2.96%
5.11	%##	239,356	0.42%	N/A	0.51%	4.98%	4.88%
4.70%		221,503	0.40%†	N/A	0.53%†	4.98%	4.85%
0.77%		100	0.15%*	N/A	0.27%*	3.58%*	3.46%*

The accompanying notes are an integral part of the financial statements.	53

2009 Annual Report

October 31, 2009

Financial Highlights

			Net
	Net Asset		Realized and		Distributions			Net Asset
	Value,	Net	Unrealized Gain		From Net	Distribution		Value,
	Beginning	Investment	(Loss) on		Investment	From Net		End of
	of Period	Income	Investments		Income	Realized Gain		Period
Prime Portfolio:
Institutional Class
Year Ended 10/31/09	$1.000	$0.005	$0.000	^	$(0.005)	$—		$1.000
Year Ended 10/31/08	1.000	0.033	(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.053	(0.000	)^	(0.053)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Service Class
Year Ended 10/31/09	$1.000	$0.004	$0.000	^	$(0.004)	$—		$1.000
Year Ended 10/31/08	1.000	0.033	(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.052	(0.000	)^	(0.052)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Year Ended 10/31/09	$1.000	$0.004	$0.000	^	$(0.004)	$—		$1.000
Year Ended 10/31/08	1.000	0.032	(0.000	)^	(0.032)	—		1.000
Year Ended 10/31/07	1.000	0.052	(0.000	)^	(0.052)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Year Ended 10/31/09	$1.000	$0.003	$0.000	^	$(0.003)	$—		$1.000
Year Ended 10/31/08	1.000	0.032	(0.000	)^	(0.032)	—		1.000
Year Ended 10/31/07	1.000	0.051	(0.000	)^	(0.051)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Year Ended 10/31/09	$1.000	$0.002	$0.000	^	$(0.002)	$—		$1.000
Year Ended 10/31/08	1.000	0.031	(0.000	)^	(0.031)	—		1.000
Year Ended 10/31/07	1.000	0.050	(0.000	)^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045	0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
Participant Class
Year Ended 10/31/09	$1.000	$0.002	$0.000	^	$(0.002)	$—		$1.000
Year Ended 10/31/08	1.000	0.028	(0.000	)^	(0.028)	—		1.000
Year Ended 10/31/07	1.000	0.048	(0.000	)^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.043	0.000	^	(0.043)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000
Cash Management Class
Year Ended 10/31/09	$1.000	$0.002	$(0.000	)^	$(0.002)	$—		$1.000
8/14/08** through 10/31/08	1.000	0.004	(0.000	)^	(0.004)	—		1.000

54	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Financial Highlights (cont’d)

Total Return		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

0.45	%^^	$11,996,876	0.21%	0.16%	0.26%	0.47%	0.42%
3.37	%#	11,719,680	0.12%	0.12%	0.21%	3.30%	3.21%
5.40	%##	23,535,446	0.12%	N/A	0.21%	5.26%	5.17%
4.86%		17,542,077	0.12%	N/A	0.21%	4.75%	4.66%
2.87%		13,965,500	0.11%	N/A	0.22%	2.85%	2.74%

0.40	%^^	$19,172	0.26%	0.20%†	0.32%†	0.80%	0.74%
3.32	%#	251,186	0.17%	0.17%	0.26%	3.87%	3.78%
5.34	%##	1,097,867	0.17%	N/A	0.26%	5.23%	5.15%
4.81%		185,442	0.17%	N/A	0.26%	4.83%	4.74%
2.82%		10,457	0.16%	N/A	0.27%	3.54%	3.43%

0.35	%^^	$6,990	0.31%	0.26%	0.36%	0.55%	0.50%
3.26	%#	20,823	0.22%	0.22%	0.31%	2.95%	2.86%
5.29	%##	26,623	0.22%	N/A	0.31%	5.16%	5.07%
4.75%		5,500	0.22%	N/A	0.31%	4.61%	4.52%
2.77%		20,000	0.21%	N/A	0.32%	2.67%	2.56%

0.30	%^^	$100	0.36%	0.30%†	0.42%†	0.85%	0.79%
3.21	%#	1,727	0.27%	0.27%	0.36%	3.70%	3.61%
5.24	%##	12,589	0.27%	N/A	0.36%	5.11%	5.02%
4.70%		100	0.27%	N/A	0.36%	4.60%	4.51%
2.72%		100	0.26%	N/A	0.37%	2.68%	2.57%

0.23	%^^	$118,342	0.43%†	0.38%†	0.51%	0.32%	0.24%
3.11	%#	181,245	0.37%	0.37%	0.46%	3.14%	3.05%
5.13	%##	640,171	0.37%	N/A	0.46%	5.00%	4.91%
4.60%		62,544	0.37%	N/A	0.46%	4.43%	4.34%
2.62%		69,201	0.36%	N/A	0.47%	2.73%	2.62%

0.15	%^^	$13,436	0.53%†	0.47%†	0.76%	0.17%	(0.06)%
2.85	%#	42,288	0.63%†	0.62%	0.71%	2.20%	2.12%
4.87	%##	3,607	0.62%	N/A	0.70%	4.70%	4.62%
4.37%		100	0.59%†	N/A	0.68%†	4.28%	4.19%
2.47%		100	0.51%	N/A	0.62%	2.43%	2.32%

0.21	%^^	$3,533	0.46%†	0.41%†	0.56%	0.28%	0.18%
0.43	%#‡	7,277	0.48%*†	0.44%†	0.52%*†	1.88%*	1.84%*

The accompanying notes are an integral part of the financial statements.	55

2009 Annual Report

October 31, 2009

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Year Ended 10/31/09	$1.000	$0.003	$(0.000	)^	$(0.003)	$1.000	0.31%
Year Ended 10/31/08	1.000	0.029	0.000	^	(0.029)	1.000	2.98%
Year Ended 10/31/07	1.000	0.052	0.000	^	(0.052)	1.000	5.30%
Year Ended 10/31/06	1.000	0.048	—		(0.048)	1.000	4.87%
Year Ended 10/31/05	1.000	0.029	—		(0.029)	1.000	2.91%
Service Class
Year Ended 10/31/09	$1.000	$0.003	$0.000	^	$(0.003)	$1.000	0.26%
Year Ended 10/31/08	1.000	0.029	0.000	^	(0.029)	1.000	2.93%
Year Ended 10/31/07	1.000	0.051	0.000	^	(0.051)	1.000	5.24%
Year Ended 10/31/06	1.000	0.047	—		(0.047)	1.000	4.81%
Year Ended 10/31/05	1.000	0.028	—		(0.028)	1.000	2.86%
Investor Class
Year Ended 10/31/09	$1.000	$0.002	$0.000	^	$(0.002)	$1.000	0.22%
Year Ended 10/31/08	1.000	0.028	0.000	^	(0.028)	1.000	2.88%
Year Ended 10/31/07	1.000	0.051	0.000	^	(0.051)	1.000	5.19%
Year Ended 10/31/06	1.000	0.047	—		(0.047)	1.000	4.76%
Year Ended 10/31/05	1.000	0.028	—		(0.028)	1.000	2.81%
Administrative Class
Year Ended 10/31/09	$1.000	$0.002	$0.000	^	$(0.002)	$1.000	0.19%
Year Ended 10/31/08	1.000	0.028	0.000	^	(0.028)	1.000	2.83%
Year Ended 10/31/07	1.000	0.050	0.000	^	(0.050)	1.000	5.14%
Year Ended 10/31/06	1.000	0.046	—		(0.046)	1.000	4.71%
Year Ended 10/31/05	1.000	0.027	—		(0.027)	1.000	2.76%
Advisory Class
Year Ended 10/31/09	$1.000	$0.001	$0.000	^	$(0.001)	$1.000	0.14%
Year Ended 10/31/08	1.000	0.027	0.000	^	(0.027)	1.000	2.73%
Year Ended 10/31/07	1.000	0.049	0.000	^	(0.049)	1.000	5.03%
Year Ended 10/31/06	1.000	0.045	—		(0.045)	1.000	4.60%
Year Ended 10/31/05	1.000	0.026	—		(0.026)	1.000	2.65%
Participant Class
Year Ended 10/31/09	$1.000	$0.001	$0.000	^	$(0.001)	$1.000	0.08%
Year Ended 10/31/08	1.000	0.024	0.000	^	(0.024)	1.000	2.47%
Year Ended 10/31/07	1.000	0.047	0.000	^	(0.047)	1.000	4.77%
Year Ended 10/31/06	1.000	0.043	—		(0.043)	1.000	4.38%
Year Ended 10/31/05	1.000	0.025	—		(0.025)	1.000	2.50%
Cash Management Class
Year Ended 10/31/09	$1.000	$0.001	$0.000	^	$(0.001)	$1.000	0.12%
8/14/08** through 10/31/08	1.000	0.004	0.000	^	(0.004)	1.000	0.36%‡

56	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Financial Highlights (cont’d)

Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

$8,395,247	0.19%	0.16%	0.25%	0.36%	0.30%
15,198,786	0.13%	0.13%	0.21%	2.77%	2.69%
6,928,113	0.12%	N/A	0.22%	5.12%	5.02%
2,265,613	0.09%	N/A	0.21%	4.76%	4.64%
2,196,511	0.05%	N/A	0.25%	3.07%	2.87%

$200,016	0.24%	0.21%	0.29%†	0.27%	0.22%
166,521	0.18%	0.18%	0.26%	3.28%	3.20%
1,347,156	0.17%	N/A	0.27%	4.93%	4.83%
116	0.13%†	N/A	0.26%	4.67%	4.54%
484	0.10%	N/A	0.30%	2.65%	2.45%

$82,620	0.29%	0.25%†	0.35%	0.23%	0.17%
151,210	0.23%	0.23%	0.31%	2.92%	2.84%
300,198	0.22%	N/A	0.32%	5.09%	4.98%
545,676	0.19%	N/A	0.31%	4.72%	4.60%
279,012	0.15%	N/A	0.35%	2.91%	2.71%

$68,846	0.34%	0.29%†	0.40%	0.24%	0.18%
148,076	0.28%	0.28%	0.36%	2.66%	2.58%
84,339	0.27%	N/A	0.37%	4.98%	4.88%
49,377	0.24%	N/A	0.36%	4.79%	4.67%
10,877	0.20%	N/A	0.40%	2.60%	2.39%

$177,538	0.41%†	0.37%†	0.50%	0.19%	0.10%
415,974	0.38%	0.38%	0.46%	2.72%	2.64%
365,074	0.37%	N/A	0.47%	4.87%	4.77%
126,760	0.34%	N/A	0.47%†	4.53%	4.40%
131,513	0.30%	N/A	0.50%	3.12%	2.92%

$100	0.44%†	0.40%†	0.75%	0.07%	(0.24)%
100	0.63%	0.63%	0.71%	2.44%	2.36%
100	0.62%	N/A	0.72%	4.66%	4.56%
100	0.55%†	N/A	0.67%†	4.24%	4.12%
147	0.45%	N/A	0.65%	2.53%	2.33%

$3,119	0.42%†	0.38%†	0.55%	0.13%	0.00%§
4,104	0.48%*†	0.44%†	0.53%*†	1.32%*	1.27%*

The accompanying notes are an integral part of the financial statements.	57

2009 Annual Report

October 31, 2009

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Year Ended 10/31/09	$1.000	$0.001		$0.000	^	$(0.001)	$1.000	0.13%
3/19/08** through 10/31/08	1.000	0.013		0.000	^	(0.013)	1.000	1.27	%‡
Service Class
Year Ended 10/31/09	$1.000	$0.001		$0.000	^	$(0.001)	$1.000	0.09%
3/19/08** through 10/31/08	1.000	0.012		(0.000	)^	(0.012)	1.000	1.24	%‡
Investor Class
Year Ended 10/31/09	$1.000	$0.001		$(0.000	)^	$(0.001)	$1.000	0.05%
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)	1.000	1.20	%‡
Administrative Class
Year Ended 10/31/09	$1.000	$0.000	^	$(0.000	)^	$(0.000)^	$1.000	0.04%
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)	1.000	1.17	%‡
Advisory Class
Year Ended 10/31/09	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000	0.03%
3/19/08** through 10/31/08	1.000	0.011		0.000	^	(0.011)	1.000	1.11	%‡
Participant Class
Year Ended 10/31/09	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000	0.02%
3/19/08** through 10/31/08	1.000	0.010		0.000	^	(0.010)	1.000	0.95	%‡
Cash Management Class
Year Ended 10/31/09	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000	0.02%
7/21/08** through 10/31/08	1.000	0.004		(0.000	)^	(0.004)	1.000	0.43	%‡

58	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Financial Highlights (cont’d)

Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

$637,586	0.19%		0.16%		0.26%		0.13%		0.06%
553,062	0.14	%*	0.12	%*	0.26	%*	1.89	%*	1.77	%*

$100	0.23	%†	0.20	%†	0.32	%†	0.09%		0.00	%§
100	0.18	%*†	0.17	%*	0.33	%*†	1.98	%*	1.83	%*

$10,001	0.25	%†	0.22	%†	0.38	%†	0.06%		(0.07)%
8,407	0.26	%*†	0.23	%*	0.32	%*†	1.42	%*	1.36	%*

$100	0.28	%†	0.25	%†	0.42	%†	0.04%		(0.10)%
100	0.28	%*†	0.27	%*	0.43	%*†	1.88	%*	1.73	%*

$100	0.29	%†	0.26	%†	0.52	%†	0.03%		(0.20)%
100	0.38	%*†	0.37	%*	0.53	%*†	1.78	%*	1.63	%*

$100	0.30	%†	0.27	%†	0.77	%†	0.02%		(0.45)%
100	0.64	%*†	0.62	%*	0.79	%*†	1.53	%*	1.38	%*

$20,227	0.31	%†	0.28	%†	0.56%		0.03%		(0.22)%
42,612	0.48	%*†	0.42	%*	0.52	%*†	1.17	%*	1.13	%*

The accompanying notes are an integral part of the financial statements.	59

2009 Annual Report

October 31, 2009

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distribution From Net Realized Gain		Net Asset Value, End of Period
Treasury Portfolio:
Institutional Class
Year Ended 10/31/09	$1.000	$0.001		$(0.000	)^	$(0.001)	$—		$1.000
Year Ended 10/31/08	1.000	0.022		0.000	^	(0.022)	—		1.000
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047		—		(0.047)	—		1.000
Year Ended 10/31/05	1.000	0.028		—		(0.028)	—		1.000
Service Class
Year Ended 10/31/09	$1.000	$0.001		$0.000	^	$(0.001)	$—		$1.000
Year Ended 10/31/08	1.000	0.022		0.000	^	(0.022)	—		1.000
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047		—		(0.047)	—		1.000
Year Ended 10/31/05	1.000	0.027		—		(0.027)	—		1.000
Investor Class
Year Ended 10/31/09	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/08	1.000	0.021		0.000	^	(0.021)	—		1.000
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046		—		(0.046)	—		1.000
Year Ended 10/31/05	1.000	0.027		—		(0.027)	—		1.000
Administrative Class
Year Ended 10/31/09	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/08	1.000	0.021		0.000	^	(0.021)	—		1.000
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046		—		(0.046)	—		1.000
Year Ended 10/31/05	1.000	0.026		—		(0.026)	—		1.000
Advisory Class
Year Ended 10/31/09	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/08	1.000	0.020		0.000	^	(0.020)	—		1.000
Year Ended 10/31/07	1.000	0.048		0.000	^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045		—		(0.045)	—		1.000
Year Ended 10/31/05	1.000	0.025		—		(0.025)	—		1.000
Participant Class
Year Ended 10/31/09	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/08	1.000	0.018		0.000	^	(0.018)	—		1.000
Year Ended 10/31/07	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.042		—		(0.042)	—		1.000
Year Ended 10/31/05	1.000	0.024		—		(0.024)	—		1.000
Cash Management Class
Year Ended 10/31/09	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/08	1.000	0.019		0.000	^	(0.019)	—		1.000
Year Ended 10/31/07	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045		—		(0.045)	—		1.000
8/15/05** through 10/31/05	1.000	0.008		—		(0.008)	—		1.000

60	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Financial Highlights (cont’d)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

0.08%	$4,629,315	0.21%		0.15%		0.27%		0.10%	0.04%
2.25%	8,805,663	0.13%		0.13%		0.21%		1.96%	1.88%
5.16%	2,836,089	0.10%		N/A		0.23%		4.50%	4.37%
4.82%	2,189	0.05%		N/A		0.52%		4.29%	3.82%
2.79%	70,087	0.05%		N/A		0.49	%†	2.61%	2.17%

0.05%	$12,286	0.25	%†	0.17	%†	0.33	%†	0.07%	(0.01)%
2.20%	75,100	0.18%		0.18%		0.26%		1.85%	1.77%
5.11%	100	0.11	%†	N/A		0.55	%†	4.98%	4.54%
4.77%	100	0.10%		N/A		0.95	%†	4.66%	3.81%
2.74%	100	0.10%		N/A		0.53	%†	2.70%	2.27%

0.04%	$10,411	0.27	%†	0.20	%†	0.38	%†	0.03%	(0.08)%
2.15%	3,789	0.24	%†	0.22	%†	0.31%		0.79%	0.72%
5.06%	317	0.17	%†	N/A		0.51	%†	4.76%	4.42%
4.71%	100	0.15%		N/A		1.00	%†	4.61%	3.76%
2.69%	100	0.15%		N/A		0.58	%†	2.65%	2.22%

0.03%	$28,457	0.28	%†	0.22	%†	0.43	%†	0.03%	(0.12)%
2.10%	111,065	0.28%		0.27%		0.36%		1.35%	1.27%
5.00%	100	0.21	%†	N/A		0.50	%†	4.84%	4.55%
4.66%	100	0.20%		N/A		1.05	%†	4.56%	3.71%
2.64%	100	0.20%		N/A		0.63	%†	2.60%	2.17%

0.02%	$98,091	0.29	%†	0.22	%†	0.53	%†	0.02%	(0.22)%
2.00%	176,505	0.36	%†	0.36	%†	0.46%		2.01%	1.91%
4.90%	176,618	0.31	%†	N/A		0.72	%†	4.75%	4.34%
4.56%	77,083	0.30%		N/A		0.98	%†	4.54%	3.86%
2.53%	17,575	0.30%		N/A		0.64%		2.92%	2.58%

0.01%	$128	0.29	%†	0.22	%†	0.78	%†	0.01%	(0.48)%
1.77%	160	0.60	%†	0.60	%†	0.71%		1.93%	1.82%
4.64%	514	0.56	%†	N/A		1.04	%†	4.58%	4.10%
4.33%	330	0.53	%†	N/A		1.20	%†	4.41%	3.75%
2.38%	100	0.45%		N/A		0.88	%†	2.35%	1.92%

0.02%	$264,840	0.29	%†	0.23	%†	0.58	%†	0.02%	(0.27)%
1.96%	414,148	0.40	%†	0.39	%†	0.51%		1.23%	1.12%
4.84%	33,750	0.40	%†	N/A		0.53	%†	4.25%	4.12%
4.63%	100	0.23	%†	N/A		1.08	%†	4.53%	3.68%
0.76%‡	100	0.10	%*	N/A		0.43	%*†	3.52%*	3.19%*

The accompanying notes are an integral part of the financial statements.	61

2009 Annual Report

October 31, 2009

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period
Treasury Securities Portfolio:
Institutional Class
Year Ended 10/31/09	$1.000	$0.000	^	$0.000	^	$(0.000	)^	$1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	1.000
Service Class
Year Ended 10/31/09	$1.000	$0.000	^	$(0.000	)^	$(0.000	)^	$1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	1.000
Investor Class
Year Ended 10/31/09	$1.000	$0.000	^	$(0.000	)^	$(0.000	)^	$1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	1.000
Administrative Class
Year Ended 10/31/09	$1.000	$0.000	^	$0.000	^	$(0.000	)^	$1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	1.000
Advisory Class
Year Ended 10/31/09	$1.000	$0.000	^	$0.000	^	$(0.000	)^	$1.000
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	1.000
Participant Class
Year Ended 10/31/09	$1.000	$0.000	^	$(0.000	)^	$(0.000	)^	$1.000
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	1.000
Cash Management Class
Year Ended 10/31/09	$1.000	$0.000	^	$0.000	^	$(0.000	)^	$1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	1.000

62	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Financial Highlights (cont’d)

Total Return		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Loss to Average Net Assets (Before Waivers/ Reimbursement)

0.04%		$33,422	0.11%		0.29%		0.04%		(0.14)%
0.00	%§‡	282,625	0.06	%*	0.49	%*	0.05	%*	(0.37	)%*

0.02%		$100	0.14	%†	0.40	%†	0.02%		(0.24)%
0.00	%§‡	100	0.06	%*†	0.62	%*†	0.06	%*	(0.50	)%*

0.02%		$100	0.14	%†	0.45	%†	0.02%		(0.29)%
0.00	%§‡	100	0.06	%*†	0.66	%*†	0.06	%*	(0.55	)%*

0.02%		$100	0.14	%†	0.50	%†	0.02%		(0.34)%
0.00	%§‡	100	0.06	%*†	0.72	%*†	0.06	%*	(0.60	)%*

0.02%		$100	0.14	%†	0.60	%†	0.02%		(0.44)%
0.00	%§‡	100	0.11	%*†	0.71	%*†	0.05	%*	(0.55	)%*

0.02%		$100	0.14	%†	0.85	%†	0.02%		(0.69)%
0.00	%§‡	100	0.10	%*†	0.96	%*†	0.05	%*	(0.81	)%*

0.02%		$27,852	0.14	%†	0.61	%†	0.01%		(0.46)%
0.00	%§‡	43,693	0.06	%*†	0.76	%*†	0.05	%*	(0.64	)%*

The accompanying notes are an integral part of the financial statements.	63

2009 Annual Report

October 31, 2009

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period
Tax-Exempt Portfolio:
Institutional Class
Year Ended 10/31/09	$1.000	$0.004	$0.000	^	$(0.004)	$1.000
Year Ended 10/31/08	1.000	0.024	(0.000	)^	(0.024)	1.000
Year Ended 10/31/07	1.000	0.036	—		(0.036)	1.000
Year Ended 10/31/06	1.000	0.032	—		(0.032)	1.000
Year Ended 10/31/05	1.000	0.022	—		(0.022)	1.000
Service Class
Year Ended 10/31/09	$1.000	$0.003	$0.000	^	$(0.003)	$1.000
Year Ended 10/31/08	1.000	0.024	(0.000	)^	(0.024)	1.000
Year Ended 10/31/07	1.000	0.035	—		(0.035)	1.000
Year Ended 10/31/06	1.000	0.032	—		(0.032)	1.000
Year Ended 10/31/05	1.000	0.021	—		(0.021)	1.000
Investor Class
Year Ended 10/31/09	$1.000	$0.003	$0.000	^	$(0.003)	$1.000
Year Ended 10/31/08	1.000	0.023	(0.000	)^	(0.023)	1.000
Year Ended 10/31/07	1.000	0.035	—		(0.035)	1.000
Year Ended 10/31/06	1.000	0.031	—		(0.031)	1.000
Year Ended 10/31/05	1.000	0.020	—		(0.020)	1.000
Administrative Class
Year Ended 10/31/09	$1.000	$0.003	$0.000	^	$(0.003)	$1.000
Year Ended 10/31/08	1.000	0.023	(0.000	)^	(0.023)	1.000
Year Ended 10/31/07	1.000	0.034	—		(0.034)	1.000
Year Ended 10/31/06	1.000	0.031	—		(0.031)	1.000
Year Ended 10/31/05	1.000	0.020	—		(0.020)	1.000
Advisory Class
Year Ended 10/31/09	$1.000	$0.002	$0.000	^	$(0.002)	$1.000
Year Ended 10/31/08	1.000	0.022	(0.000	)^	(0.022)	1.000
Year Ended 10/31/07	1.000	0.033	—		(0.033)	1.000
Year Ended 10/31/06	1.000	0.030	—		(0.030)	1.000
Year Ended 10/31/05	1.000	0.019	—		(0.019)	1.000
Participant Class
Year Ended 10/31/09	$1.000	$0.001	$0.000	^	$(0.001)	$1.000
Year Ended 10/31/08	1.000	0.019	(0.000	)^	(0.019)	1.000
Year Ended 10/31/07	1.000	0.031	—		(0.031)	1.000
Year Ended 10/31/06	1.000	0.027	—		(0.027)	1.000
Year Ended 10/31/05	1.000	0.018	—		(0.018)	1.000
Cash Management Class
Year Ended 10/31/09	$1.000	$0.002	$0.000	^	$(0.002)	$1.000
Year Ended 10/31/08	1.000	0.021	(0.000	)^	(0.021)	1.000
Year Ended 10/31/07	1.000	0.033	—		(0.033)	1.000
Year Ended 10/31/06	1.000	0.030	—		(0.030)	1.000
8/15/05** through 10/31/05	1.000	0.005	—		(0.005)	1.000

64	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Financial Highlights (cont’d)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets

0.39%	$1,459,441	0.19	%+	0.15	%+	0.25	%+	0.41%+	0.35%+	0.01%
2.44%	1,836,397	0.12	%+	0.12	%+	0.21	%+	2.35%+	2.25%+	0.00	%§
3.66%	2,191,307	0.11%		N/A		0.23%		3.60%	3.47%	N/A
3.27%	672,514	0.10%		N/A		0.23%		3.14%	3.01%	N/A
2.17%	1,130,489	0.09%		N/A		0.32	%†	2.35%	2.12%	N/A

0.34%	$100	0.24	%+	0.20	%+	0.30	%+	0.44%+	0.38%+	0.01%
2.39%	100	0.17	%+	0.17	%+	0.26	%+	2.28%+	2.18%+	0.00	%§
3.60%	100	0.16%		N/A		0.29	%†	3.54%	3.41%	N/A
3.21%	100	0.15%		N/A		0.29	%†	3.16%	3.02%	N/A
2.12%	100	0.14%		N/A		0.40	%†	2.10%	1.84%	N/A

0.29%	$5,966	0.29	%+	0.25	%+	0.36	%+†	0.25%+	0.18%+	0.01%
2.33%	2,003	0.22	%+	0.22	%+	0.31	%+	2.71%+	2.61%+	0.00	%§
3.55%	24,243	0.21%		N/A		0.33%		3.48%	3.36%	N/A
3.16%	3,052	0.20%		N/A		0.31	%†	3.26%	3.15%	N/A
2.07%	104	0.19%		N/A		0.45	%†	2.01%	1.75%	N/A

0.25%	$100	0.33	%+†	0.29	%+†	0.40	%+	0.25%+	0.18%+	0.01%
2.28%	100	0.27	%+	0.27	%+	0.36	%+	2.26%+	2.16%+	0.00	%§
3.50%	100	0.26%		N/A		0.39	%†	3.44%	3.31%	N/A
3.11%	100	0.25%		N/A		0.39	%†	3.06%	2.92%	N/A
2.02%	100	0.24%		N/A		0.50	%†	2.00%	1.74%	N/A

0.19%	$4,990	0.39	%+†	0.35	%+†	0.50	%+	0.18%+	0.07%+	0.01%
2.18%	4,756	0.37	%+	0.37	%+	0.46	%+	2.21%+	2.11%+	0.00	%§
3.40%	59,851	0.36%		N/A		0.49	%†	3.34%	3.21%	N/A
3.01%	32,141	0.35%		N/A		0.48%		2.76%	2.63%	N/A
1.92%	98,823	0.34%		N/A		0.62	%†	1.86%	1.58%	N/A

0.09%	$15,578	0.50	%+†	0.45	%+†	0.75	%+	0.11%+	(0.14)%+	0.01%
1.93%	22,683	0.62	%+	0.62	%+	0.71	%+	1.90%+	1.80%+	0.00	%§
3.14%	19,443	0.62	%†	N/A		0.72	%†	3.13%	3.03%	N/A
2.78%	100	0.57	%†	N/A		0.70	%†	2.74%	2.61%	N/A
1.77%	102	0.49%		N/A		0.75	%†	1.76%	1.49%	N/A

0.16%	$944,717	0.44	%+†	0.39	%+†	0.56	%+†	0.19%+	0.07%+	0.01%
2.13%	1,337,200	0.42	%+	0.42	%+	0.51	%+	1.95%+	1.85%+	0.00	%§
3.35%	907,577	0.41%		N/A		0.53%		3.28%	3.16%	N/A
3.08%	188,740	0.40	%†	N/A		0.51	%†	3.17%	3.06%	N/A
0.53%‡	100	0.14	%*	N/A		0.30	%*†	2.47%*	2.30%*	N/A

The accompanying notes are an integral part of the financial statements.	65

2009 Annual Report

October 31, 2009

Notes to Financial Highlights

^	Amount is less than $0.0005 per share.
§	Amount is less than 0.005%.
*	Annualized
**	Commencement of Operations
‡	Not Annualized
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ (the “plans”) fees due to either (1) the different periods of operation for each share class, (2) fluctuations in daily net asset amounts, (3) changes in the plans’ fees during the period for each share class, (4) changes in the Portfolios’ expense cap during the year, (5) voluntarily waivers to the plans’ fees for each share class, or (6) a combination of the previous points.

^^

The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios’ total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios. (See Note I-1 within the Notes to Financial Statements).

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 3.34%, 3.29%, 3.23%, 3.18%, 3.08%, 2.82% and 3.03%, respectively. Without this reimbursement, the total returns for the Prime Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 3.21%, 3.16%, 3.11%, 3.06%, 2.96%, 2.70%, and 0.43%, respectively.

##

The Adviser fully reimbursed the Portfolios for losses incurred resulting from disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 5.35%, 5.30%, 5.25%, 5.20%, 5.09%, 4.83% and 5.04%, respectively. Without this reimbursement, the total returns for the Prime Portfolio’s Institutional, Service, Investor, Administrative, Advisory and Participant Classes were 5.24%, 5.19%, 5.14%, 5.08%, 4.98% and 4.72%, respectively.

+

The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

66	The accompanying notes are an integral part of the financial statements.

2009 Annual Report

October 31, 2009

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a Massachusetts business trust. The Fund is comprised of seven separate, active, diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). The Fund offers up to seven different classes of shares for each Portfolios — Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

As of December 23, 2008, the Treasury Securities Portfolio was closed to new investors. Existing shareholders may maintain their shares in the Portfolio, reinvested dividends or redeem shares, but can not add to their current balance or replenish balances if they have since redeemed. The Fund may resume offering of the Portfolio’s shares in the future.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

2.              Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Fair Value Measurement: In accordance with the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as FAS 157), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities, are not necessarily an indication of the risk associated with investing in those securities.

4.              Subsequent Events: In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through December 21, 2009. Management has determined

2009 Annual Report

October 31, 2009

Notes to Financial Statements (cont’d)

that there are no material events that would require disclosure in the Fund’s financial statements through this date.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on a “first-in-first-out” basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B.    Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of average daily net assets indicated below. The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses, after giving effect to custody fee offsets, so that total annual operating expenses of each share class will not exceed the amounts noted below. This fee and expense waiver may be discontinued at any time.

Portfolio	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

	Maximum Expense Ratio
Class	Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70
Cash Management Class	0.50	0.50	0.50	0.50

	Maximum Expense Ratio
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.50	0.50	0.50

The Ratio of Expenses to Average Net Assets disclosed in the Portfolios’ Financial Highlights may be lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

C.    Administration Fees: MS Investment Management (the “Administrator”) also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MS Investment Management receives an annual fee, accrued daily and payable monthly, of 0.05% of each Portfolio’s average daily net assets, plus reimbursement of out-of-pocket expenses. JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., provides fund accounting and other services pursuant to a sub-administration agreement with MS Investment Management and receives compensation for these services from MS Investment Management.

D.    Distribution and Service and Shareholder Administration Plan Fees: Morgan Stanley Distribution, Inc. (the “Distributor”), a wholly-owned subsidiary of MS Investment Management, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund. The Fund has entered into an Administration Plan with respect to its Service Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Shareholder Service Plan and a Distribution Plan with respect to its Participant Class shares. Pursuant to the Shareholder Service Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services. Pursuant to the Distribution Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate for any activities or expenses primarily intended to result in the sale of such class of shares.

2009 Annual Report

October 31, 2009

Notes to Financial Statements (cont’d)

The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Pursuant to the Shareholder Service Plan, the Cash Management Class shares will pay the Distributor a monthly or quarterly service fee at an annual rate of 0.05% of the average daily net assets of such class of shares, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Class shares.

The Fund has also entered into a Distribution Plan with respect to its Cash Management Class shares pursuant to which its Cash Management Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide any activities or expenses primarily intended to result in the sale of such class of shares.

The Distributor has voluntarily agreed to reduce its distribution fees, if necessary. The Distributor may terminate these additional waivers at any time.

E.     Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F.     Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

G.    Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10 “Income Taxes-Overall” (formerly known as FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended October 31, 2009, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2009 and 2008 were as follows:

	2009 Distributions Paid From:			2008 Distributions Paid From:
Portfolio	Ordinary Income (000)	Tax- Exempt Income (000)	Long- term Capital Gain (000)	Ordinary Income (000)	Tax- Exempt Income (000)	Long- term Capital Gain (000)
Money Market	$26,028	$—	$—	$406,845	$—	$—
Prime	58,432	—	—	882,030	—	—
Government	43,699	—	—	392,976	—	—
Government Securities	915	—	—	3,467	—	—
Treasury	6,675	—	—	164,386	—	—
Treasury Securities	64	—	—	7	—	—
Tax-Exempt	606	9,316	—	79	92,148	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable.

Permanent differences are generally due to distribution reclass. These resulted in the following reclassifications among the Portfolios’ components of net assets at October 31, 2009:

Portfolio	Accumulated Undistributed (Distribution in Excess of) Net Investment Income (Loss) (000)		Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
Money Market	$(4)		$9	$(5)
Prime	—	@	—	(—	@)
Government	147		(147)	—
Government Securities	4		(4)	—	@
Treasury	45		(45)	—	@
Treasury Securities	18		(18)	(—	@)

@ Amount is less than $500.

2009 Annual Report

October 31, 2009

Notes to Financial Statements (cont’d)

At October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-Term Capital Gain (000)
Money Market	$1,567	$—	$—
Prime	2,973	—	—
Government	806	—	106
Government Securities	18	—	—
Treasury	181	—	—
Treasury Securities	20	—	—
Tax-Exempt	118	215	153

At October 31, 2009, cost for U.S. Federal income tax purposes for the investments of the Portfolio were as follows:

Portfolio	Cost (000)
Money Market	$4,622,686
Prime	12,159,318
Government	8,919,632
Government Securities	667,369
Treasury	5,041,474
Treasury Securities	58,180
Tax-Exempt	2,406,748

At October 31, 2009, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Portfolio	2014	2015	2016	Total
Money Market	$—	$—	$11,741	$11,741
Prime	—	—	21,114	21,114

During the year ended October 31, 2009, the following Portfolios utilized capital loss carryforwards for the U.S. Federal income tax purposes of approximately:

Portfolio	Capital Loss Carryforward Utilized (000
Money Market	$118
Prime	123
Tax-Exempt	109

H. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

I. Transactions and Capital Infusions by Affiliates:

1.              Capital Infusions by Affiliates: On September 25, 2009, the Money Market and the Prime Portfolios received $1,000,000 and $6,000,000, respectively, as non recourse voluntary capital contributions from the Adviser. These voluntary capital contributions were intended to increase the Portfolios’ amortized cost net asset value per share. The Adviser did not receive any consideration in return for these capital contributions and no repayment or future consideration is expected. The amounts are reflected in the Statements of Operations and the Financial Highlights as voluntary contributions from the Adviser.

2.              Transactions with Affiliates: The Tax-Exempt Portfolio invested in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Government Portfolio”), an open-ended management investment company managed by the Adviser. Investment Advisory fees paid by the Tax-Exempt Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Government Portfolio. For the year ended October 31, 2009, advisory fees paid were reduced by approximately $264,000 relating to the Tax-Exempt Portfolio’s investment in the Government Portfolio, which is reflected in the Statements of Operations.

A summary of the Tax-Exempt Portfolio’s transactions in shares of the Government Portfolio during the year ended October 31, 2009 is set forth below:

Market Value October 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value October 31, 2009 (000)
$623,400	$2,320,450	$2,943,850	$1,154	$—

During the month of September 2008, in order to provide liquidity to meet shareholder redemptions, an affiliate of the Adviser purchased certain securities from the Portfolios at amortized cost plus accrued interest from the Money Market, Prime and Tax Exempt Portfolios with face values of $6,054,000,000, $11,506,748,000 and $384,935,000, respectively. While these securities remained eligible to be held by the Portfolios, in order to provide the Portfolios with needed liquidity, the Adviser sought and received “no action” relief from the SEC staff. There were no reliable market quotes by which gains/losses could be estimated for the Money Market, Prime and Tax-Exempt Portfolio’s affiliated sales. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, is that there is no impact to the Portfolios’ net asset value per share or net investment income.

On December 21, 2007, the Adviser purchased at amortized cost plus accrued interest from the Money Market and Prime Portfolios certain notes of an issuer with a face value of $41,750,000 and $114,750,000, respectively. Although these holdings initially remained eligible to be held by the Portfolios, because of deterioration in the assets underlying these holdings, the Adviser believed it appropriate to eliminate the Portfolios’ exposure to these securities by purchasing the amounts at amortized cost. In order to do this, the Adviser sought and received “no action” relief from the SEC staff. It is estimated that had these securities been sold to a third party, the Money Market and Prime Portfolios would have realized losses in the amounts of $889,716 and $2,439,550, respectively. As a result,

2009 Annual Report

October 31, 2009

Notes to Financial Statements (cont’d)

these estimated losses, along with offsetting payments from the Adviser, have been reflected in the Statements of Operations and Statements of Changes in Net Assets for the fiscal year October 31, 2008. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, is that there is no impact to the Portfolios’ net asset value per share or net investment income.

On November 23, 2007, the Adviser purchased at amortized cost plus accrued interest from the Money Market and Prime Portfolios certain notes of an issuer with a face value of $58,250,000 and $160,250,000, respectively. Although these holdings initially remained eligible to be held by the Portfolios, because of deterioration in the assets underlying these holdings, the Adviser believed it appropriate to eliminate the Portfolios’ exposure to these securities by purchasing the amounts at amortized cost. In order to do this, the Adviser sought and received “no action” relief from the SEC staff. It is estimated that had these securities been sold to a third party, the Money Market and Prime Portfolios would have realized losses in the amounts of $12,460,049 and $34,250,680, respectively. As a result, these estimated losses, along with offsetting payments from the Adviser, have been reflected in the Statements of Operations and Statements of Changes in Net Assets for the fiscal year October 31, 2008. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, is that there is no impact to the Portfolios’ net asset value per share or net investment income.

J. Guarantee Program for Money Market Funds: On September 29, 2008, the Trustees approved the participation of its eligible Portfolios in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Under this Program, the U.S. Treasury guaranteed investors of participating money market funds that they would receive $1.00 for each money market fund share held as of close of business on September 19, 2008.

Each money market fund paid a fee in order to participate in the program. The Program went into effect for an initial three month term and was subsequently extended by the U.S. Treasury through September 18, 2009. The program ended on September 19, 2009.

K. Other (unaudited): A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At October 31, 2009, approximately 8.7% of the net assets of the Tax-Exempt Portfolio are covered by such insurance. The insurers and their obligations are as follows:

Insurers	Percentage of Net Assets
AGC	0.3%
BHAC	1.5
FSA	6.9

At October 31, 2009, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Class	Money Market	Prime	Government	Government Securities
Institutional Class	36.9%	13.2%	32.1%	—%
Service Class	—	94.7	100.0	—
Investor Class	99.5	99.5	85.2	99.0
Administrative Class	—	—	93.4	—
Advisory Class	99.2	82.1	76.2	—
Participant Class	99.7	94.8	—	—
Cash Management Class	—	—	37.8	41.7

	Percentage of Ownership
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	—%	—%	12.8%
Service Class	99.2	—	—
Investor Class	95.1	—	98.3
Administrative Class	100.0	—	—
Advisory Class	93.5	—	97.8
Participant Class	21.7	—	80.0
Cash Management Class	17.9	27.1	—

2009 Annual Report

October 31, 2009

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

Morgan Stanley Institutional Liquidity Funds:

We have audited the accompanying statements of assets and liabilities of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Securities Portfolio, Treasury Portfolio, Treasury Securities Portfolio and Tax-Exempt Portfolio (the “Portfolios”) (the seven portfolios comprising Morgan Stanley Institutional Liquidity Funds), including the portfolios of investments, as of October 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned seven portfolios comprising Morgan Stanley Institutional Liquidity Funds at October 31, 2009, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 21, 2009

2009 Annual Report

October 31, 2009 (unaudited)

Federal Income Tax Information

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended October 31, 2009.

The following percentages of dividends paid by each Portfolio qualified for the dividends received deduction. Additionally, the following percentages of each Portfolio’s dividends was attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.):

Qualifying U.S.
Portfolio	Govt. Income %
Money Market	13.2%
Prime	13.3
Government	72.1
Government Securities	100.0
Treasury	66.9
Treasury Securities	100.0

Each of the applicable Portfolios designated the following percentages of its income dividends as tax-exempt income dividends:

Portfolio	Percentage
Tax Exempt	93.9%

For Federal income tax purposes, the following information is furnished with respect to the earnings of each applicable Portfolio for the taxable year ended October 31, 2009.

Each of the applicable Portfolios may designate up to a maximum of the following amounts as qualifying as interest-related dividends and short-term capital gain dividends:

	Qualified	Short-Term
	Interest	Capital
	Income	Dividends
Portfolio	(000)	(000)
Money Market	$26,869	$—
Prime	58,432	—
Government	43,699	—
Government Securities	915	—
Treasury	6,675	—
Treasury Securities	64	—
Tax-Exempt	9,922	—

In January, each applicable Portfolio provides tax information to shareholders for the preceding calendar year.

2009 Annual Report

October 31, 2009 (unaudited)

U.S. Privacy Policy

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

Morgan Stanley Institutional Liquidity Funds (collectively, the “Fund”) is required by federal law to provide you with a copy of their privacy policy (the “Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distribution, Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401 (k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.   WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•    We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•    We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•    We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•    We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

• If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.   WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

2009 Annual Report

October 31, 2009 (unaudited)

U.S. Privacy Policy (cont’d)

a. Information we disclose to our affiliated companies.

In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.   HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.   HOW CAN YOU LIMIT OUR SHARING OF CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.   HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

2009 Annual Report

October 31, 2009 (unaudited)

U.S. Privacy Policy (cont’d)

6.   HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

• Calling us at (888) 378-1630

Monday–Friday between 8 a.m. and 6 p.m. (EST)

• Writing to us at the following address:

Morgan Stanley Institutional Privacy Department

Harborside Financial Center, Plaza Two, 3rd Floor

Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Institutional Privacy Department

Harborside Financial Center, Plaza Two, 3rd Floor

Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

© 2009 Morgan Stanley

2009 Annual Report

October 31, 2009 (unaudited)

Trustee and Officer Information

Independent Trustees:

Number of
Portfolios in
Fund Complex
	Position(s)			Overseen by	Other Directorships
Name, Age and Address of	Held with	Length of Time		Independent	Held by
Independent Trustee	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Independent Trustees
Frank L. Bowman (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004); Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l’Orde National du Mérite by the French Government.

				168	Director of Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994

Private Investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				170	Director of various business organizations.

Kathleen A. Dennis (56) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly,Chairperson of the Audit Committee (July 1991- September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	170	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (67) c/o Kearns & Associates LLC PMB 754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); CFO of the J. Paul Getty Trust.	171	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

2009 Annual Report

October 31, 2009 (unaudited)

Trustee and Officer Information (cont’d)

Independent Trustees: (cont’d)

				Number of
				Portfolios in
				Fund Complex
	Position(s)			Overseen by	Other Directorships
Name, Age and Address of	Held with	Length of Time		Independent	Held by
Independent Trustee	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Independent Trustees
Michael F. Klein (51) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President,Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997- December 1999).

				168	Director of certain investment funds managed or sponsored by Aetos Capital LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (73) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. (private investment partnership); Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	170	None.

W. Allen Reed (62) † c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail and Institutional Funds (since August 2006); formerly, President and CEO of General Motors AssetManagement; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	168	Director of Temple- Inland Industries (packaging and forest products); Director of Legg Mason, Inc. andDirector of the Auburn University Foundation.

Fergus Reid (77) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	171	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

2009 Annual Report

October 31, 2009 (unaudited)

Trustee and Officer Information (cont’d)

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	169	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. (“MSIM”) that have an investment advisor that is an affiliated entity of MSIM (including but not limited to, Morgan Stanley Investment Advisors Inc. (“MSIA”) and Morgan Stanley AIP GP LP). The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSIM and Morgan Stanley AIP GP LP.

†                  For the period September 26, 2008 through February 5, 2009 W. Allen Reed was an Interested Trustee. At all other times covered by this report, Mr. Reed was an Independent Trustee.

2009 Annual Report

October 31, 2009 (unaudited)

Trustee and Officer Information (cont’d)

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Randy Takian (35) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2008

President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of Morgan Stanley Investment Advisors Inc. (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser. Formerly, Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (47) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008

Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of the Adviser and Morgan Stanley Investment Advisors Inc. (since April 2008). Headof Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of the Adviser and Morgan Stanley Investment Advisors Inc. (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (46) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004

Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004 - April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (43) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director and Secretary of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997).

Mary E. Mullin (42) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

James W. Garrett (41) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003	Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds.

*                 This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

2009 Annual Report

October 31, 2009 (unaudited)

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

Distributor

Morgan Stanley Distribution, Inc.

100 Front Street, Suite 400

West Conshohocken, PA 19428-2899

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.

P.O. Box 219804

Kansas City, MO 64121-9804

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, NY 10017

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-(800) 378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(888) 378-1630.

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

MSILF: 1 (888) 378-1630

© 2009 Morgan Stanley

MSILFANN IU09-05438P-Y10/09

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

1

2009

	Registrant		Covered Entities(1)
Audit Fees	$172,900		N/A

Non-Audit Fees
Audit-Related Fees			$—
Tax Fees	$19,880	(3)	$109,924	(4)
All Other Fees			$143,725	(5)
Total Non-Audit Fees	$19,880		$253,649

Total	$192,780		$253,649

2008

	Registrant		Covered Entities(1)
Audit Fees	$162,900		N/A

Non-Audit Fees
Audit-Related Fees			$742,276	(2)
Tax Fees	$19,880	(3)	$99,522	(4)
All Other Fees			$205,436	(5)
Total Non-Audit Fees	$19,880		$1,047,234

Total	$182,780		$1,047,234

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report and advisory consulting work.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant’s tax returns.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards and a compliance review project performed.

2

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit

(1)                                     This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

3

Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general

4

pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

5

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

6

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

7

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

8

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2009

/s/ James Garrett
James Garrett
Principal Financial Officer
December 17, 2009